UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                August 31

Date of reporting period:               August 31


Item #1.  Reports to Stockholders.

INDEX

Sand Hill Portfolio Manager Fund;
CSI Equity Fund;
GenomicsFund;
New Market Fund; and
Third Millennium Russia Fund

SANDHILL PORTFOLIO MANAGER FUND

                                    [CHART]

           SANDHILL              LIPPER GLOBAL
           PORTFOLIO MANAGER     FLEXIBLE FUND
           FUND                  INDEX
           -----------------   ------------------
01/01/95         10.0               10.0
12/31/95         11.2               11.7
12/31/96         13.3               13.4
12/31/97         15.8               15.1
 8/31/98         14.7               14.4
08/31/99         18.1               17.9
 8/31/00         22.4               20.8
 8/31/01         16.9               17.9
 8/31/02         14.3               16.3
 8/31/03         15.7               18.2
 8/31/04         17.1               20.4
 8/31/05         17.7               23.7


     Average Annual Total Return for Period Ended August 31, 2005*

1 Year            5 Year               10 Year           Since Inception
------            ------               -------           ---------------
3.93%             -4.58%                5.08%                  5.52%

*The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Flexible Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 10 largest qualifying funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market investments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)



                                      1

SAND HILL PORTFOLIO MANAGERS FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2004 March 1, 2005 and held for the six months ended August 31, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                              Beginning       Ending      Expenses Paid During Period*
                            Account Value  Account Value     March 1, 2005 through
                            March 1, 2005 August 31, 2005       August 31, 2005
--------------------------------------------------------------------------------------
Actual                         $1,000         $885.51                $10.84
--------------------------------------------------------------------------------------
Hypothetical                   $1,000        $1,013.60               $11.57
(5% return before expenses)
--------------------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                                      2

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005
--------------------------------------------------------------------------------

ASSETS
 Cash                                                                                    $1,299,303
 Interest receivable                                                                          2,074
                                                                                         ----------
   TOTAL ASSETS                                                                           1,301,377
                                                                                         ----------
LIABILITIES
 Accrued expenses                                                                               553
                                                                                         ----------
   TOTAL LIABILITIES                                                                            553
                                                                                         ----------
NET ASSETS                                                                               $1,300,824
                                                                                         ==========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($1,300,824 / 96,355 shares outstanding)                                              $    13.50
                                                                                         ==========
NET ASSETS CONSIST OF :
 At August 31, 2005, there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                         $  984,139
 Undistributed net investment income                                                         17,815
 Undistributed net realized gain on investments                                             298,870
                                                                                         ----------
 Net Assets                                                                              $1,300,824
                                                                                         ==========

See Notes to Financial Statements

                                      3

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

For the year ended August 31, 2005
--------------------------------------------------------------------------------

  INVESTMENT INCOME
   Dividend                                             $129,301
   Interest                                              147,605
                                                        --------
     Total income                                                $   276,906
                                                                 -----------

  EXPENSES
   Investment advisory fees (Note 2)                      70,115
   Custody fees                                            5,080
   Accounting fees (Note 2)                               13,387
   Recordkeeping and administrative services (Note 2)     14,817
   Professional fees                                      28,702
   Transfer agent fees (Note 2)                           38,122
   Shareholder servicing and reports (Note 2)             19,324
   Registration fees                                       8,242
   Insurance                                               8,982
   Directors fees                                         10,500
   Chief Compliance Officer fees                           1,392
   Miscellaneous                                          22,153
                                                        --------
     Total expenses                                                  240,816
                                                                 -----------
   Net investment income                                              36,090
                                                                 -----------

  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                2,254,035
   Net change in unrealized depreciation on investments           (1,782,045)
                                                                 -----------
   Net gain on investments                                           471,990
                                                                 -----------
   Net increase in net assets resulting from operations          $   508,080
                                                                 ===========

See Notes to Financial Statements

                                      4

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        Year ended      Year ended
                                                                      August 31, 2005 August 31, 2004
                                                                      --------------- ---------------
OPERATIONS
 Net investment income (loss)                                          $     36,090     $    (6,838)
 Net realized gain on investments                                         2,254,035       1,236,926
 Change in unrealized appreciation (depreciation) of investments         (1,782,045)        104,980
                                                                       ------------     -----------
 Net increase in net assets resulting from operations                       508,080       1,335,068

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ($.03 and $.02 per share, respectively)              (18,275)        (22,059)
 Capital gains ($1.62 and $   per share, respectively)                     (991,966)             --

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets resulting from capital share transactions*   (12,462,848)     (2,206,118)
                                                                       ------------     -----------
Net decrease in net assets                                              (12,965,009)       (893,109)
Net assets at beginning of year                                          14,265,833      15,158,942
                                                                       ------------     -----------

NET ASSETS at the end of the year (including undistributed net
  investment income of $17,815 and $0, respectively)                   $  1,300,824     $14,265,833
                                                                       ============     ===========

* A summary of capital share transactions follows:

                                           Year ended              Year ended
                                         August 31, 2005        August 31, 2004
                                     ----------------------  ---------------------
                                      Shares       Value      Shares      Value
                                     --------  ------------  --------  -----------
Shares sold                             4,910  $     74,243    19,033  $   282,822
Shares reinvested from distributions   48,034       647,488       873       12,466
Shares redeemed                      (935,169)  (13,184,579) (171,841)  (2,501,406)
                                     --------  ------------  --------  -----------
Net decrease                         (882,225) $(12,462,848) (151,935) $(2,206,118)
                                     ========  ============  ========  ===========

See Notes to Financial Statements

                                      5

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                               Years ended August 31
                                                          ---------------------------------------------------------
                                                           2005       2004          2003          2002          2001
                                                          ------  -------       -------       -------       -------
Per Share Operating Performance
Net asset value, beginning of year                        $14.58  $ 13.41       $ 12.19       $ 14.49       $ 19.25
                                                          ------  -------       -------       -------       -------
Income from investment operations--
  Net investment income (loss)                              0.21    (0.01)         0.02         (0.00)*        0.03
  Net realized and unrealized gain (loss) on investments    0.36     1.20          1.20         (2.27)        (4.76)
                                                          ------  -------       -------       -------       -------
  Total from investment operations                          0.57     1.19          1.22         (2.27)        (4.73)
                                                          ------  -------       -------       -------       -------
Less distributions--
  Distributions from net investment income                 (0.03)   (0.02)           --         (0.03)        (0.03)
  Distributions from realized gains on investments         (1.62)      --            --            --            --
                                                          ------  -------       -------       -------       -------
  Total distributions                                      (1.65)   (0.02)           --         (0.03)        (0.03)
                                                          ------  -------       -------       -------       -------
Net asset value, end of year                              $13.50  $ 14.58       $ 13.41       $ 12.19       $ 14.49
                                                          ======  =======       =======       =======       =======
Total Return                                                3.93%    8.88%        10.01%       (15.71%)      (24.61%)
                                                          ======  =======       =======       =======       =======
Ratios/Supplemental Data
Net assets, end of year (000's)                           $1,301  $14,266       $15,159       $15,443       $19,050
Ratio to average net assets--/(A)/
  Expenses                                                  2.28%    1.90%/(B)/    1.90%/(B)/    1.90%/(B)/    1.85%/(B)/
  Expense ratio--net                                        2.28%    1.90%/(C)/    1.90%/(C)/    1.90%/(C)/    1.83%/(C)/
  Net investment income (loss)                              0.34%    0.04%         0.15%        (0.02%)        0.17%
Portfolio turnover rate                                    11.78%   18.91%        24.09%        56.70%        46.57%

*Represents less than $0.01 per share

/(A)/Management fee waivers reduced the expense ratios and increased the net investment income ratio by 0.27% for the year ended August 31, 2004; 0.43% for the year ended August 31, 2003 and 0.08% for the year ended August 31, 2002.
/(B)/Expense ratios have been increased to include custodian fees which were offset by custodian credits.
/(C)/Expense ratio--net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

                                      6

SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established on January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash & Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share for the year ended August 31, 2005.

                                      7

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million. Effective July 1, 2005, procedures to liquidate the Fund began, at which time the advisor voluntarily elected to cease collecting its management fee. Liquidation of the Fund's assets was completed
September 29, 2005. See Note 5 for further discussion. For the year ended August 31, 2005, the Advisor received $70,115 for its services.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $14,817 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $38,122 for its services for the year ended August 31, 2005.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $13,387 for its services for the year ended August 31, 2005.

      Certain officers and/or interested director of the Fund are also officers and/or directors of FDCC, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2005, were $1,023,872 and $13,135,708 , respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the year ended August 31, 2005 and August 31, 2004 was as follows:

                                       Year ended      Year ended
                                     August 31, 2005 August 31, 2004
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income            $ 18,275         $22,059
             Long-term capital gains    $991,966         $    --
                                        ========         =======

      As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

               Undistributed net realized capital gains $298,870
               Undistributed net investment income        17,815
                                                        --------
               Total                                    $316,685
                                                        ========

                                      8

NOTE 5 - SUBSEQUENT EVENT

      Effective July 1, 2005, the Board of Directors approved the liquidation of the Sand Hill Portfolio Fund. As of September 29, 2005 the liquidation was completed and there were no remaining net assets or shareholders.

                                      9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statements of assets and liabilities of the Sand Hill Portfolio Manager Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Sand Hill Portfolio Manager Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 30, 2005

                                      10

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (unaudited)

      Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)               Other
                         with Company     Funds in  During the Past 5 Years               Directorships
                         and Tenure       Company                                         by Directors
                                          Overseen                                        and Number of
                                                                                          Funds in the
                                                                                          Complex
                                                                                          Overseen
--------------------------------------------------------------------------------------------------------
Interested Directors:
--------------------------------------------------------------------------------------------------------
* John Pasco, III        Chairman,            9     Mr. Pasco is Treasurer and a Director The World
8730 Stony Point Parkway Director and               of Commonwealth Shareholder           Insurance
Suite 205                Treasurer since            Services, Inc. ("CSS"), the           Trust - 1 Fund
Richmond, VA 23235       May, 1997                  Company's Administrator, since
(60)                                                1985; President and Director of First
                                                    Dominion Capital Corp. ("FDCC"),
                                                    the Company's underwriter; President
                                                    and Director of Fund Services, Inc.,
                                                    the Company's Transfer and
                                                    Disbursing Agent since 1987;
                                                    President and Treasurer of
                                                    Commonwealth Capital Management,
                                                    Inc. since 1983 which also owns an
                                                    interest in the investment adviser to
                                                    the Third Millennium Russia Fund,
                                                    another fund of the Company;
                                                    President of Commonwealth Capital
                                                    Management, LLC, the adviser to the
                                                    Fund and the adviser to the
                                                    GenomicsFund series of the
                                                    Company, since December, 2000;
                                                    President and Director of
                                                    Commonwealth Fund Accounting,
                                                    Inc., which provides bookkeeping
                                                    services to the Company; and
                                                    Chairman, Trustee and Treasurer of
                                                    The World Insurance Trust, a
                                                    registered investment company, since
                                                    May, 2002; and Chairman, Director
                                                    and Treasurer of Vontobel Funds,
                                                    Inc., a registered investment
                                                    company, since March, 1997.
                                                    Mr. Pasco is also a certified public
                                                    accountant.
--------------------------------------------------------------------------------------------------------

                                      11

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships
                      and Tenure       Company                                          by Directors
                                       Overseen                                         and Number of
                                                                                        Funds in the
                                                                                        Complex
                                                                                        Overseen
---------------------------------------------------------------------------------------------------------
Non-Interested Directors:
---------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.       Director since      9     Retired. Mr. Boyd was Manager of       The World
10808 Hob Nail Court   May, 1997                 the Customer Services Operations and   Insurance
Potomac, MD 20854                                Accounting Division of the Potomac     Trust - 1 Fund;
(65)                                             Electric Power Company from            Satuit Capital
                                                 August, 1978 until April, 2005; a      Management
                                                 Trustee of The World Insurance         Trust -  1 Fund;
                                                 Trust, a registered investment         Janus Advisors
                                                 company, since May, 2002; a Trustee    Series Trust - 2
                                                 of Satuit Capital Management Trust, a  Funds
                                                 registered investment company, since   (September 2003
                                                 October, 2002; a Trustee of Janus      - May 2005)
                                                 Advisors Series Trust, a registered
                                                 investment company, since
                                                 September, 2003; and Director of
                                                 Vontobel Funds, Inc., a registered
                                                 investment company, since March,
                                                 1997. Mr. Boyd is also a certified
                                                 public accountant.
---------------------------------------------------------------------------------------------------------
William E. Poist       Director since      9     Mr. Poist is a financial and tax       The World
5272 River Road        May, 1997                 consultant through his firm            Insurance Trust -
Bethesda, MD 20816                               Management Funds Consulting for         1 Fund; Satuit
(66)                                             Professionals since 1968; a Trustee of Capital
                                                 Satuit Capital Management Trust, a     Management
                                                 registered investment company, since   Trust - 1 Fund
                                                 November, 2003; and a Trustee of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002; and Director of Vontobel
                                                 Funds, Inc., a registered investment
                                                 company, since March, 1997.
                                                 Mr. Poist is also a certified public
                                                 accountant.
---------------------------------------------------------------------------------------------------------

                                      12

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                Other
                        with Company     Funds in  During the Past 5 Years                Directorships
                        and Tenure       Company                                          by Directors
                                         Overseen                                         and Number of
                                                                                          Funds in the
                                                                                          Complex
                                                                                          Overseen
---------------------------------------------------------------------------------------------------------
Non-Interested Directors (continued):
---------------------------------------------------------------------------------------------------------
Paul M. Dickinson       Director since      9      Mr. Dickinson is President of Alfred   The World
8704 Berwickshire Drive May, 1997                  J. Dickinson, Inc. Realtors since      Insurance
Richmond, VA 23229                                 April, 1971; a Trustee of Satuit       Trust - 1 Fund;
(58)                                               Capital Management Trust, a            Satuit Capital
                                                   registered investment company, since   Management
                                                   November, 2003; Trustee of The         Trust - 1 Fund
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and Director of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997.
---------------------------------------------------------------------------------------------------------
Officers:
---------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since     N/A    Mr. Parker is Secretary of CSS and     N/A
1500 Forest Avenue      May, 1997                  FDCC since 1986; Secretary of The
Suite 222                                          World Insurance Trust, a registered
Richmond, VA 23229                                 investment company, since May,
(62)                                               2002; and Secretary of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997; and
                                                   partner in the law firm Parker and
                                                   McMakin.
---------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the    N/A    Mr. Faust is President of CSI Capital  N/A
One Montgomery Street   CSI Equity Fund            Management, Inc., a registered
Suite 2525              series since               investment adviser, since 1978.
San Francisco, CA 94104 October, 1997              Mr. Faust is also a partner in the law
(59)                                               firm Taylor & Faust since September,
                                                   1975.
---------------------------------------------------------------------------------------------------------

                                      13

Name, Address and Age       Position(s) Held Number of Principal Occupation(s)                 Other
                            with Company     Funds in  During the Past 5 Years                 Directorships
                            and Tenure       Company                                           by Directors
                                             Overseen                                          and Number of
                                                                                               Funds in the
                                                                                               Complex
                                                                                               Overseen
------------------------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------------------------
* Stephen Goddard           Vice President      N/A    Mr. Goddard has been the President           N/A
One James Center            of the Company             and principal shareholder of The
Suite 1501                  and President of           London Company, a registered
Richmond, VA 23219          the New Market             investment adviser, since its inception
(44)                        Fund series                and has been the portfolio manager of
                            since March,               the New Market Fund series since its
                            2003                       inception on October 1, 1998.
                                                       Mr. Goddard is also a director and
                                                       shareholder of Virginia Management
                                                       Investment Corporation, a registered
                                                       investment adviser. Mr. Goddard has
                                                       sixteen years experience in senior
                                                       portfolio management, security
                                                       analysis and finance.
------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the          of the Company             Millennium Investment Advisors,
Americas, 32nd Floor        and President of           LLC, a registered investment adviser,
New York, NY 10036          the Third                  since April, 1998; and Chairman of
(64)                        Millennium                 ROSGAL Insurance since 1993.
                            Russia Fund
                            series since
                            October, 1998
------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman, President and Treasurer of         N/A
2608 Goldbug Avenue         of the Company             Satuit Capital Management Trust, an
Sullivan's Island, SC 29482 and President of           open-end investment management
(44)                        the                        company, since December, 2000;
                            GenomicsFund               Managing Director and Investment
                            series since               Officer of Satuit Capital
                            January, 2003              Management, LLC, a registered
                                                       investment adviser, from June, 2000
                                                       to Present; Portfolio Manager and
                                                       Senior Equity Analyst at Cadence
                                                       Capital Management from 1997 to
                                                       2000, an institutional asset
                                                       management firm.
------------------------------------------------------------------------------------------------------------

                                      14

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                 Other
                      with Company     Funds in  During the Past 5 Years                 Directorships
                      and Tenure       Company                                           by Directors
                                       Overseen                                          and Number of
                                                                                         Funds in the
                                                                                         Complex
                                                                                         Overseen
------------------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------------------
 * Russell Platt      Vice President      N/A    Mr. Platt is Chief Executive Officer         N/A
 518 17th Street      of the Company             of Forum Partners, an investment
 Suite 1700           and President of           management firm. Previously he was
 Denver, CO 80202     the Dividend               a Managing Director of Security
                      Capital Realty             Capital Research and Management,
                      Income Fund                Inc.'s investment management
                      series since               subsidiary Prior to joining Security
                      December, 2003             Capital, Mr. Platt served as President-
                                                 International of JER Partners, a real
                                                 estate investment company, and prior
                                                 to that, served from 1982 to 1999 at
                                                 Morgan Stanley.
------------------------------------------------------------------------------------------------------
 * Gunter Faschang    Vice President      N/A    Mr. Faschang began his career in             N/A
 450 Park Avenue      of the Company             September 1995 as a registered trader
 New York, NY 10022   and President of           on the floor of the Frankfurt Stock
 (33)                 the Eastern                Exchange with Sputz AG and Exco-
                      European Equity            Bierbaum. In March 1997 he joined
                      Fund series                Investmentbank Austria, Vienna, as a
                      since November,            Central European equity strategist. In
                      2004                       January 1998 Mr. Faschang moved to
                                                 Erste Bank, Vienna, as a Central
                                                 European equity strategist and sector
                                                 analyst for Russian oil stocks, with
                                                 responsibility for organizing the Erste
                                                 group's Central European research
                                                 effort. In March 2000 he was
                                                 appointed manager of Erste-
                                                 Sparinvest's Danubia Fund. In July
                                                 2001 Mr. Faschang joined Vontobel
                                                 Asset Management AG as head of
                                                 Eastern European equity management
                                                 and research, and was at the same
                                                 time appointed a Vice President of
                                                 Vontobel Asset Management, a
                                                 registered investment adviser.
------------------------------------------------------------------------------------------------------

                                      15

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships
                      and Tenure       Company                                         by Directors
                                       Overseen                                        and Number of
                                                                                       Funds in the
                                                                                       Complex
                                                                                       Overseen
----------------------------------------------------------------------------------------------------
Officers (continued):
----------------------------------------------------------------------------------------------------
Peter L. Smith           Chief            N/A    Mr. Smith is Director of Compliance        N/A
4834 Langdrum Lane       Compliance              for AmeriMutual Funds Distributor,
Chevy Chase, MD 20815    Officer                 and Newfield Advisors, LLC, a
(72)                                             registered broker dealer and a
                                                 registered investment adviser,
                                                 respectively, from 2003 to present;
                                                 Senior Compliance Officer of Mutual
                                                 Fund Services, FBR National Bank
                                                 and Trust, from 2002 to 2003; and
                                                 Senior Vice President of Operations,
                                                 Administration and Compliance for
                                                 the Monument Funds, a registered
                                                 investment company and Principal of
                                                 Monument Distributors, Inc., a
                                                 registered broker-dealer from 1998 to
                                                 2001.
----------------------------------------------------------------------------------------------------

                                      16

SAND HILL PORTFOLIO MANAGERS FUND
SUPPLEMENTAL INFORMATION Continued (unaudited)

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available on or through the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge, upon request, by calling 10800-527-9525.

                                      17

Investment Adviser:

   Sand Hill Advisors, Inc.
     245 Lytton Avenue, Suite 250
     Palo Alto, CA 94301-1465

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free, or visit our website at www.theworldfunds.com.

                         Annual Report to Shareholders

                              SAND HILL PORTFOLIO
                                 MANAGER FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2005

 Annual Report to Shareholders

                                CSI Equity Fund


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                              For the Year Ended

                                August 31, 2005


Dear Shareholder:

      In last year's letter to shareholders we discussed the fact the economy continued to demonstrate improving fundamentals in spite of the ongoing war in Iraq and oil prices at $50 per barrel. Here we are twelve months later and we are still engaged in the costly war in Iraq, oil prices now hover in the range of $70 per barrel, and as of August 31, 2005 the Federal Reserve Board had raised the Fed Funds Rate (the interest rate lending institutions charge one another for overnight borrowing) from 1.5% to 3.5%. Notwithstanding these headwinds, the economy has continued to push ahead with an annual GDP growth rate of over 3.5% for the twelve months ending August 31, 2005.

      Since the end of August, Hurricanes Katrina and Rita devastated the lives of countless families and communities and the cost of rebuilding alone has been estimated at over $200 billion. The financial impact of the storms was felt across the country as fuel prices rose immediately and the economy was "taxed" with every visit to the gas station. In addition, we now face the threat of higher energy prices impacting the cost of finished goods, which will likely cause much broader inflationary pressures on the economy. There is no doubt that the resiliency of the U.S. economy is being severely tested, and while a passing grade has been achieved so far, the results will be tabulated for months to come.

      Alan Greenspan and the Federal Reserve Board have faced their share of complex and challenging situations including the Savings & Loan crisis of 1989, the Asian currency crisis of 1997, the Russian debt default of 1998 and the collapse of Long Term Capital Management in the same year, the stock market bubble-burst of 2000, and the devastating events of 9/11. The current situation is a more subtle and less obvious problem to solve, but no less troublesome if a solution isn't found.

      Greenspan must strike a delicate balance of using higher interest rates to offset inflationary pressures without causing a dislocation in home prices. Historically low interest rates have significantly escalated real estate prices and created substantial home equity for millions of homeowners, which through "equity extraction" (refinancing) has been a significant source of the consumer spending that has fueled economic growth. Since consumer spending represents nearly 70% of economic growth, if consumers are faced with higher energy prices and increased costs of goods and services at the same time that they begin to see their home equity diminish, economic growth will certainly suffer.

      Until quite recently the bond market has believed that higher energy prices would be temporary and would not cause inflationary pressures to pervade the economy. This has kept the long-term bond (10-year Treasuries) at or around 4%, which allowed mortgage rates to remain at historically low levels. However, over the past few weeks 10-year Treasuries have risen to 4.5%, which has caused modest increases in mortgage rates and may portend a reversal of inflation expectations and higher rates to come.

      There are a number of key issues that will determine the course of the economy and markets for the balance of 2005 and into 2006. Chief among them will be the impact on consumer confidence as the $200 billion of post-hurricane rebuilding filters through the economy. Additionally important are the inflationary pressures of continued higher energy prices and the resultant direction of long-term interest rates. In turn, this will determine if current housing prices are sustainable, which is crucial to maintaining consumer spending, the life-blood of healthy economic growth.

      While these issues have a more immediate impact on the economy and the market, we can not avoid the longer-term issues of our mounting budget and trade deficits, which have been exacerbated by the cost of the war in Iraq, the added expense of Katrina and Rita, and our increasing dependence on foreign oil. For the time being, foreign central banks (mainly China and Japan) continue to finance our excessive deficits by purchasing U.S. Treasury obligations. However, we have little control over how long this will continue. It is true that a healthy U.S. economy is in the best interest of China and Japan and that the U.S. dollar is still the currency of choice, but

                                      1


it doesn't change the fact that these foreign central banks are in the driver's seat as long as we are in need of someone to finance our deficits.

      The solutions to these problems are not readily apparent, especially as the economies of the world become increasingly interdependent and the list of global economic variables expands.

Portfolio Discussion

      For the year ending August 31, 2005 the CSI Equity Fund was up 9.50%, inclusive of all fund expenses. Before expenses, the Fund's portfolio was up 10.99%, lagging the 12.51% return of the S&P 500. Our approach to managing the fund is distinctly conservative, the benefits of which have resulted in meaningful out-performance of the S&P 500 since the inception of the Fund.

      Our perennial overweighting of consumer stocks provided mixed results during the year ending August 31, 2005. Though companies like Avon Products and Costco were down in an up-market and other consumer stalwarts like Proctor & Gamble and Sysco were flat on the year, we continue to be long-term believers in this sector. Not surprisingly, our energy related companies performed well over the past twelve months, along with our other resource companies, BHP and Hutchison Whampoa. In the heath care sector, Amgen, JNJ, and Medtronic all contributed nicely. Contributing as well were some of our international companies such as National Bank of Australia, China Mobile and Eon.

      We remain committed to high-quality, industry-leading companies with strong balance sheets and experienced management. The portfolio is well diversified among industries and markets and has excellent prospects for consistent and profitable growth over the next several years. While we believe that the portfolio is well positioned to benefit from continued economic growth, we also have confidence that its high quality nature provides protection should the economy and the market fail to meet our short term expectations.

                                    Leland Faust
                                    Portfolio Manager

                                      2


                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                             INVESTOR CLASS SHARES

                 CSI EQUITY FUND          LIPPER GLOBAL LARGE-CAP CORE INDEX
                 ---------------          ----------------------------------
10/15/1997             10.0                             10.0
 8/31/1998              9.3                              9.6
 8/31/1999             12.6                             12.6
 8/31/2000             17.3                             15.8
 8/31/2001             14.0                             11.8
 8/31/2002             12.4                              9.9
 8/31/2003             13.0                             10.6
 8/31/2004             15.5                             11.8
 8/31/2005             16.9                             13.7

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

 Average Annual Total Return for Period Ended August 31, 2005*

          1 Year        5 Year        Since Inception
          ------        ------        ---------------
           9.50%         -1.65%            6.91%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)



                                      3

                                CSI Equity Fund

                                    [CHART]

COMPARISON OF $10,000 INVESTMENT IN
CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
INSTITUTIONAL CLASS SHARES

                  CSI EQUITY FUND             LIPPER GLOBAL LARGE-CAP CORE INDEX
                  ---------------             ----------------------------------
6/28/2001               10.0                              10.0
8/31/2001                9.6                               9.4
8/31/2002                8.5                               8.0
8/31/2003                8.9                               8.4
8/31/2004               10.0                               9.4
8/31/2005               11.0                              10.9


         Average Annual Total Return for Period Ended August 31, 2005*

         1 Year              Since Inception
         ------              ---------------
          9.57%                  2.24%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)



                                      4

                                CSI Equity Fund

CSI EQUITY FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2005 and held for the six months ended August 31, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid During Period*
                  Beginning Account Value Ending Account Value    March 1, 2005 through
                       March 1, 2005        August 31, 2005          August 31, 2005
INVESTOR CLASS    ----------------------- -------------------- ----------------------------
Actual                    $1,000               $1,006.46                  $7.54
Hypothetical
(5% return before
  expenses)               $1,000               $1,017.55                  $7.58

                                                               Expenses Paid During Period*
                  Beginning Account Value Ending Account Value    March 1, 2005 through
INSTITUTIONAL          March 1, 2005        August 31, 2005          August 31, 2005
CLASS             ----------------------- -------------------- ----------------------------
Actual                    $1,000               $1,006.83                  $7.54
Hypothetical
(5% return before
  expenses)               $1,000               $1,017.55                  $7.58

* -Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                                      5

                                CSI Equity Fund

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

                CSI EQUITY FUND
         PORTFOLIO HOLDINGS, BY SECTOR,
          AS PERCENTAGE OF NET ASSETS
              AS OF 8/31/2004
          ---------------------------

Industry Sector                            Percent of Net Assets
---------------                            ---------------------
Banking                                          13.38%
Beverages                                         3.65%
Computers and peripherals                         3.16%
Computer software/services                        3.30%
Drug and medical                                  8.52%
Electronics/equipment                             8.62%
Financials                                        5.55%
Food                                              6.94%
Household                                         4.69%
Manufacturing                                     5.86%
Materials                                         2.00%
Oil                                               9.95%
Retail                                            7.68%
Semi-conductors                                   2.01%
Telecommunications                                3.47%
Transportation                                    6.52%
Utilities                                         4.02%
Other assets, net                                 0.69%


                                      6

                                CSI Equity Fund

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2005

           Number                                          Market
           of Shares Description                           Value
           --------- -----------                        ------------

                     COMMON STOCKS:              99.31%

                     BANKING:                    13.38%
            133,000  Banco De Santander ADR             $  1,639,890
             52,000  Bank America                          2,237,560
             50,000  Danske Bank AS*                       1,515,000
             41,000  DBS Group Holdings ADR                1,518,382
             33,700  HSBC Holdings ADR                     2,724,308
             23,100  National Bank Austria                 2,735,040
             19,600  Wachovia Corp.                          972,552
             40,000  Wells Fargo & Co.                     2,384,800
                                                        ------------
                                                          15,727,532
                                                        ------------

                     BEVERAGES:                   3.65%
            33,000   Anheuser Busch Cos.                   1,462,230
            51,500   Pepsico Inc.                          2,824,775
                                                        ------------
                                                           4,287,005
                                                        ------------

                     COMPUTER AND PERIPHERALS:    3.16%
           102,000   Cisco Systems, Inc.*                  1,797,240
            54,000   Dell Computer*                        1,922,400
                                                        ------------
                                                           3,719,640
                                                        ------------

                     COMPUTER SOFTWARE/SERVICES:  3.30%
            87,200   Microsoft Corp.                       2,389,280
            35,000   SAP ADR                               1,493,450
                                                        ------------
                                                           3,882,730
                                                        ------------

                     DRUG AND MEDICAL:            8.52%
            57,800   Abbott Laboratories                   2,608,514
            36,700   Amgen, Inc.*                          2,932,330
            42,000   Johnson & Johnson                     2,662,380
            71,225   Pfizer Inc.                           1,814,101
                                                        ------------
                                                          10,017,325
                                                        ------------

                     ELECTRONICS/EQUIPMENT:       8.61%
            34,100   Canon Inc. ADR                        1,727,165
            41,400   Emerson Electric Co.                  2,785,392
            83,000   General Electric Corp.                2,789,630
            49,600   Medtronic Inc.                        2,827,200
                                                        ------------
                                                          10,129,387
                                                        ------------

                     FINANCIAL:                   5.55%
            30,200   American International                1,787,840
             64,000  1st Data Corp                         2,659,200
             43,000  State Street Corp                     2,078,190
                                                        ------------
                                                           6,525,230
                                                        ------------

                                      7

                                CSI Equity Fund

            Number                                         Market
            of Shares Description                          Value
            --------- -----------                       ------------

                      FOOD:                       6.94%
             25,000   Diageo PLC ADR                    $  1,442,750
             39,800   Nestle S.A. ADR                      2,783,107
             37,000   Sysco Corp.                          1,235,060
             38,000   William Wrigley Jr. Company          2,699,900
                                                        ------------
                                                           8,160,817
                                                        ------------

                      HOUSEHOLD:                  4.69%
              7,400   Kao Corporation ADR*                 1,747,874
             50,800   Proctor & Gamble                     2,818,384
             12,000   Toto Ltd.                              949,116
                                                        ------------
                                                           5,515,374
                                                        ------------

                      MANUFACTURING:              5.86%
             51,600   Dupont EI                            2,041,812
             33,000   3M Co.                               2,347,950
             50,000   United Technologies                  2,500,000
                                                        ------------
                                                           6,889,762
                                                        ------------

                      MATERIALS:                  2.00%
             75,000   BHP Billiton LTD ADR                 2,348,250
                                                        ------------

                      OIL:                        9.95%
             40,000   BP PLC ADR                           2,735,200
             47,000   Conocophillips                       3,099,180
             34,000   Schlumberger Ltd.                    2,931,820
             22,200   Total Fina ADR                       2,926,848
                                                        ------------
                                                          11,693,048
                                                        ------------

                      RETAIL:                     7.68%
             73,800   Avon Products                        2,422,116
             75,000   Borders Group Inc.                   1,712,250
             60,000   Costco Wholesale                     2,606,400
             56,700   Home Depot Inc.                      2,286,144
                                                        ------------
                                                           9,026,910
                                                        ------------

                      SEMI-CONDUCTORS:            2.01%
             92,000   Intel Corp.                          2,366,240
                                                        ------------

                      TELECOMMUNICATIONS:         3.47%
            103,000   China Telecom Ltd Adr                2,250,550
             37,000   Hutchison Whampoa ADR                1,825,683
                                                        ------------
                                                           4,076,233
                                                        ------------

                      TRANSPORTATION:             6.52%
             28,000   Fedex Corporation                    2,280,320
             24,000   Harley-Davidson                      1,182,240
             40,000   Johnson Controls Inc.                2,399,200
              22,050  Toyota Motor ADR                     1,807,659
                                                        ------------
                                                           7,669,419
                                                        ------------

                                      8

                                CSI Equity Fund

              Number                                     Market
              of Shares Description                      Value
              --------- -----------                   ------------

                        UTILITIES:              4.02%
               67,000   EON AG ADR                    $  2,137,300
               60,000   FPL Group                        2,585,400
                                                      ------------
                                                         4,722,700
                                                      ------------
                        TOTAL INVESTMENTS:
                        (Cost: $95,735,051)**  99.31%  116,757,602
                        Other assets, net       0.69%      813,627
                                              ------  ------------
                        NET ASSETS            100.00% $117,571,229
                                              ======  ============

* Non-income producing
**Cost for Federal income tax purposes is $95,735,051 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $24,180,370
                   Gross unrealized depreciation  (3,157,819)
                                                 -----------
                   Net unrealized appreciation   $21,022,551
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                      9

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $95,735,051) (Notes 1 & 3)                            $116,757,602
 Cash                                                                                                435,033
 Accounts receivable:
   Dividend                                                                            $331,226
   Interest                                                                                 936
   Capital stock sold                                                                   115,850
                                                                                       --------
                                                                                                     448,012
 Prepaid Expenses                                                                                     48,980
                                                                                                ------------
       TOTAL ASSETS                                                                              117,689,627
                                                                                                ------------

LIABILITIES
 Capital stock redeemed                                                                               46,530
 Accrued advisor fees                                                                                 70,772
 Other accrued liabilities                                                                             1,096
                                                                                                ------------
       TOTAL LIABILITIES                                                                             118,398
                                                                                                ------------

NET ASSETS                                                                                      $117,571,229
                                                                                                ============
Investor Class Shares
 NET ASSETS                                                                                     $ 66,112,329
                                                                                                ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($66,112,329 / 4,259,920 shares outstanding)                                                 $      15.52
                                                                                                ============

Institutional Class Shares
 NET ASSETS                                                                                     $ 51,458,900
                                                                                                ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($51,458,900 / 3,318,834 shares outstanding)                                                 $      15.51
                                                                                                ============

NET ASSETS CONSIST OF:
At August 31, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                                $103,758,512
 Undistributed net investment income                                                                 886,824
 Accumulated net realized loss on investments                                                     (8,096,658)
 Net unrealized appreciation of investments                                                       21,022,551
                                                                                                ------------
 Net assets                                                                                     $117,571,229
                                                                                                ============

See Notes to Financial Statements

                                      10

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividend                                               $2,649,062
 Interest                                                   23,308
                                                        ----------
   Total income                                                    $ 2,672,370
                                                                   -----------

EXPENSES
 Investment management fees (Note 2)                     1,194,838
 Recordkeeping and administrative services (Note 2)        195,041
 Custodian fees                                              9,874
 Accounting fees (Note 2)                                   43,324
 Professional fees                                          87,335
 Transfer agent fees (Note 2)                               45,547
 Registration fees                                          40,900
 Shareholder servicing and reports                          57,820
 Chief Compliance Officer fees                              17,449
 Directors fees                                             10,700
 Insurance                                                  49,523
 Miscellaneous expenses                                     76,301
                                                        ----------
   Total expenses                                                    1,828,652
   Fee waivers (Note 2)                                                (43,106)
                                                                   -----------
 Net expenses                                                        1,785,546
                                                                   -----------
 Net investment income                                                 886,824
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                                    2,547,962
 Net increase in unrealized appreciation on investments              7,323,096
                                                                   -----------
 Net gain on investments                                             9,871,058
                                                                   -----------
 Net increase in net assets resulting from operations              $10,757,882
                                                                   ===========

See Notes to Financial Statements

                                      11

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Year ended      Year ended
                                                                         August 31, 2005 August 31, 2004
                                                                         --------------- ---------------
OPERATIONS
 Net investment income                                                    $    886,824    $    261,185
 Net realized gain on investments                                            2,547,962       2,323,071
 Change in net unrealized appreciation of investments                        7,323,096      10,937,253
                                                                          ------------    ------------
 Net increase in net assets resulting from operations                       10,757,882      13,521,509

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ($0.03 and $0.05 per share, respectively)--
   Investor Class                                                             (123,343)       (248,580)
 Net investment income ($0.03 and $0.05 per share, respectively)--
   Institutional Class                                                         (87,720)       (154,534)
                                                                          ------------    ------------
   Total distributions                                                        (211,063)       (403,114)
                                                                          ------------    ------------

CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share transactions*--
   Investor Class                                                           (8,269,642)     (9,466,015)
 Net increase in net assets resulting from capital share transactions*--
   Institutional Class                                                       1,610,310       3,955,155
                                                                          ------------    ------------
 Net increase in net assets                                                  3,887,487       7,607,535
 Net assets at beginning of year                                           113,683,742     106,076,207
                                                                          ------------    ------------
NET ASSETS at end of year (including undistributed net investment
  income of $886,824 and $211,063, respectively)                          $117,571,229    $113,683,742
                                                                          ============    ============

* A summary of capital share transactions follows:

                                           Year ended             Year ended
                                        August 31, 2005         August 31, 2004
Investor Class Shares                ---------------------  ----------------------
                                      Shares      Value      Shares       Value
                                     --------  -----------  --------  ------------
Shares sold                            82,517  $ 1,240,557    63,890  $    859,639
Shares reinvested from distributions    7,940      122,587    16,847       228,442
Shares redeemed                      (634,547)  (9,632,786) (759,528)  (10,554,096)
                                     --------  -----------  --------  ------------
Net decrease                         (544,090) $(8,269,642) (678,791) $ (9,466,015)
                                     ========  ===========  ========  ============

                                           Year ended             Year ended
                                        August 31, 2005         August 31, 2004
Institutional Class Shares           ---------------------  ----------------------
                                      Shares      Value      Shares       Value
                                     --------  -----------  --------  ------------
Shares sold                           530,120  $ 7,943,378   845,436  $ 11,398,401
Shares reinvested from distributions    5,690       87,720    11,405       154,534
Shares redeemed                      (423,802)  (6,420,788) (547,307)   (7,597,780)
                                     --------  -----------  --------  ------------
Net increase                          112,008  $ 1,610,310   309,534  $  3,955,155
                                     ========  ===========  ========  ============

See Notes to Financial Statements

                                      12

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                     Investors Class
                                            -----------------------------------------------------------
                                                                 Years ended August 31,
                                            -----------------------------------------------------------
                                              2005       2004          2003          2002           2001
                                            -------  -------       -------       -------       --------
Per Share Operating Performance
Net asset value, beginning of year          $ 14.20  $ 12.66       $ 12.07       $ 13.62       $  18.37
                                            -------  -------       -------       -------       --------
Income from investment operations-
 Net investment income (loss)                  0.09     0.04          0.05            --           0.01
 Net realized and unrealized gain (loss) on
   investments                                 1.26     1.55          0.54         (1.54)         (3.45)
                                            -------  -------       -------       -------       --------
 Total from investment operations              1.35     1.59          0.59         (1.54)         (3.44)
                                            -------  -------       -------       -------       --------
Less distributions-
 Distributions from net investment income     (0.03)   (0.05)         0.00/[1]/    (0.01)            --
 Distributions from capital gains                --       --            --            --          (1.31)
                                            -------  -------       -------       -------       --------
 Total distributions                          (0.03)   (0.05)         0.00         (0.01)         (1.31)
                                            -------  -------       -------       -------       --------
 Net asset value, end of year               $ 15.52  $ 14.20       $ 12.66       $ 12.07       $  13.62
                                            =======  =======       =======       =======       ========
Total Return                                   9.50%   12.55%         4.91%       (11.31%)       (19.32%)
                                            =======  =======       =======       =======       ========
Ratios/Supplemental Data
 Net assets, end of year (000's)            $66,112  $68,205       $69,428       $74,829       $104,283
Ratio to average net assets /(A)/-
 Expenses                                      1.49%    1.49%/(B)/    1.49%/(B)/    1.51%/(B)/     1.45%/(B)/
 Expenses - net                                1.49%    1.49%/(C)/    1.49%/(C)/    1.51%/(C)/     1.44%/(C)/
 Net investment income                         0.74%    0.23%         0.36%         0.00%          0.06%
Portfolio turnover rate                       17.51%   25.11%        10.28%        15.86%         17.16%

/[1]/ -less than one cent

* -annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements

                                      13

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              Institutional Class
                                     --------------------------------------------------------------
                                                   Years ended August 31,
                                     --------------------------------------------         Period ended
                                       2005       2004          2003          2002      August 31, 2001*
                                     -------  -------       -------       -------       ----------------
Per Share Operating Performance
Net asset value, beginning of period $ 14.18  $ 12.65       $ 12.06       $ 13.62            $14.95
                                     -------  -------       -------       -------            ------
Income from investment operations-
 Net investment income (loss)           0.09     0.03          0.04            --                --
 Net realized and unrealized gain
   (loss) on investments             $  1.27  $  1.55          0.55         (1.55)            (0.62)
                                     -------  -------       -------       -------            ------
 Total from investment operations       1.36     1.58          0.59         (1.55)            (0.62)
                                     -------  -------       -------       -------            ------
Less distributions-
 Distributions from net investment
   income                              (0.03)   (0.05)           --         (0.01)               --
 Distributions from capital gains                                --            --             (0.71)
                                     -------  -------       -------       -------            ------
Total distributions                    (0.03)   (0.05)           --         (0.01)            (0.71)
                                     -------  -------       -------       -------            ------
 Net asset value, end of period      $ 15.51  $ 14.18       $ 12.65       $ 12.06            $13.62
                                     =======  =======       =======       =======            ======
Total Return                            9.57%   12.48%         4.89%       (11.38%)           (4.26%)
                                     =======  =======       =======       =======            ======
Ratios/Supplemental Data
 Net assets, end of period (000's)   $51,459  $45,479       $36,648       $22,891            $6,598
Ratio to average net assets /(A)/-
 Expenses                               1.49%    1.49%/(B)/    1.49%/(B)/    1.62%/(B)/        1.45%**/(B)/
 Expenses - net                         1.49%    1.49%/(C)/    1.49%/(C)/    1.62%/(C)/        1.44%**/(C)/
 Net investment income                  0.74%    0.23%         0.36%         0.00%             0.01%**
Portfolio turnover rate                17.51%   25.11%        10.28%        15.86%            17.16%

*Commencement of operations of Institutional Class Shares was June 28, 2001 **Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements

                                      14

                                CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $8,096,658 available to offset future capital gains, if any, of which $2,057,534 expires in 2007, $4,557,375 expires in 2010 and $1,481,749 expires in 2012.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                      15

                                CSI Equity Fund

      F. Class Net Asset Values and Expenses. All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

      G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share for the year ended August 31, 2005.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $40,900 of filing and registration fees expense incurred and the $57,820 of shareholder services and reports expense incurred, CSS received $6,240 and $3,032, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2005. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2005, CSS earned $195,041 in administrative fees, of which $43,106 was waived.

      The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2005 was $90,926 of which $47,820 expires August 31, 2006 and $43,106 expires August 31, 2008.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended August 31, 2005, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2005, the CDSC for Fund shares redeemed was $6,493.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $34,606, for its services for the year ended August 31, 2005.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $43,324 for its services for the year ended August 31, 2005.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and FSI.

                                      16

                                CSI Equity Fund

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2005, aggregated $19,821,250 and $24,517,762, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the year ended August 31, 2005 and the year ended August 31, 2004 was as follows:

                                       Year ended      Year ended
                                     August 31, 2005 August 31, 2004
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income            $211,063        $403,114
                                        ========        ========

      As of August 31, 2005 the components of distributable earnings on a tax basis were as follows:

                   Undistributed net investment
                     income                     $   886,824
                   Capital loss carryforward     (8,096,658)
                   Unrealized appreciation       21,022,551
                                                -----------
                                                $13,812,717
                                                ===========

                                      17

                                CSI Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statements of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the CSI Equity Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 30, 2005

                                      18

                                CSI Equity Fund

The World Funds, Inc.
(the "Company")

Supplemental Information (unaudited)

Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)               Other
                         with Company     Funds in  During the Past 5 Years               Directorships by
                         and Tenure       Company                                         Directors and
                                          Overseen                                        Number of Funds
                                                                                          in the Complex
                                                                                          Overseen
-----------------------------------------------------------------------------------------------------------
Interested Directors:
-----------------------------------------------------------------------------------------------------------
* John Pasco, III        Chairman,            9     Mr. Pasco is Treasurer and a Director The World
8730 Stony Point Parkway Director and               of Commonwealth Shareholder           Insurance Trust -
Suite 205                Treasurer since            Services, Inc. ("CSS"), the           1 Fund
Richmond, VA 23235       May, 1997                  Company's Administrator, since
(60)                                                1985; President and Director of First
                                                    Dominion Capital Corp. ("FDCC"),
                                                    the Company's underwriter; President
                                                    and Director of Fund Services, Inc.,
                                                    the Company's Transfer and
                                                    Disbursing Agent since 1987;
                                                    President and Treasurer of
                                                    Commonwealth Capital Management,
                                                    Inc. since 1983 which also owns an
                                                    interest in the investment adviser to
                                                    the Third Millennium Russia Fund,
                                                    another fund of the Company;
                                                    President of Commonwealth Capital
                                                    Management, LLC, the adviser to the
                                                    Fund and the adviser to the
                                                    GenomicsFund series of the
                                                    Company, since December, 2000;
                                                    President and Director of
                                                    Commonwealth Fund Accounting,
                                                    Inc., which provides bookkeeping
                                                    services to the Company; and
                                                    Chairman, Trustee and Treasurer of
                                                    The World Insurance Trust, a
                                                    registered investment company, since
                                                    May, 2002; and Chairman, Director
                                                    and Treasurer of Vontobel Funds,
                                                    Inc., a registered investment
                                                    company, since March, 1997. Mr.
                                                    Pasco is also a certified public
                                                    accountant.
-----------------------------------------------------------------------------------------------------------

                                      20


Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                Other
                        with Company     Funds in  During the Past 5 Years                Directorships by
                        and Tenure       Company                                          Directors and
                                         Overseen                                         Number of Funds
                                                                                          in the Complex
                                                                                          Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      9     Retired. Mr. Boyd was Manager of       The World
10808 Hob Nail Court     May, 1997                 the Customer Services Operations and   Insurance Trust -
Potomac, MD 20854                                  Accounting Division of the Potomac     1 Fund; Satuit
(65)                                               Electric Power Company from            Capital
                                                   August, 1978 until April, 2005; a      Management
                                                   Trustee of The World Insurance         Trust - 1 Fund;
                                                   Trust, a registered investment         Janus Advisors
                                                   company, since May, 2002; a Trustee    Series Trust - 2
                                                   of Satuit Capital Management Trust, a  Funds (September
                                                   registered investment company, since   2003 - May 2005)
                                                   October, 2002; a Trustee of Janus
                                                   Advisors Series Trust, a registered
                                                   investment company, since
                                                   September, 2003; and Director of
                                                   Vontobel Funds, Inc., a registered
                                                   investment company, since March,
                                                   1997. Mr. Boyd is also a certified
                                                   public accountant.
-----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      9     Mr. Poist is a financial and tax       The World
5272 River Road          May, 1997                 consultant through his firm            Insurance Trust -
Bethesda, MD 20816                                 Management Funds Consulting for        1 Fund; Satuit
(66)                                               Professionals since 1968; a Trustee of Capital
                                                   Satuit Capital Management Trust, a     Management
                                                   registered investment company, since   Trust - 1 Fund
                                                   November, 2003; and a Trustee of
                                                   The World Insurance Trust, a
                                                   registered investment company, since
                                                   May, 2002; and Director of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997. Mr.
                                                   Poist is also a certified public
                                                   accountant.
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      9     Mr. Dickinson is President of Alfred   The World
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since      Insurance Trust -
Richmond, VA 23229                                 April, 1971; a Trustee of Satuit       1 Fund; Satuit
(58)                                               Capital Management Trust, a            Capital
                                                   registered investment company, since   Management
                                                   November, 2003; Trustee of The         Trust - 1 Fund
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and Director of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997.
-----------------------------------------------------------------------------------------------------------

                                      21


Name, Address and Age        Position(s) Held Number of Principal Occupation(s)                 Other
                             with Company     Funds in  During the Past 5 Years                 Directorships by
                             and Tenure       Company                                           Directors and
                                              Overseen                                          Number of Funds
                                                                                                in the Complex
                                                                                                Overseen
----------------------------------------------------------------------------------------------------------------
Officers:
----------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.         Secretary since     N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue           May, 1997                  FDCC since 1986; Secretary of The
Suite 222                                               World Insurance Trust, a registered
Richmond, VA 23229                                      investment company, since May,
(62)                                                    2002; and Secretary of Vontobel
                                                        Funds, Inc., a registered investment
                                                        company, since March, 1997; and
                                                        partner in the law firm Parker and
                                                        McMakin.
----------------------------------------------------------------------------------------------------------------
*Leland H. Faust             President of the    N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street        CSI Equity Fund            Management, Inc., a registered
Suite 2525                   series since               investment adviser, since 1978. Mr.
San Francisco, CA 94104      October, 1997              Faust is also a partner in the law firm
(59)                                                    Taylor & Faust since September,
                                                        1975.
----------------------------------------------------------------------------------------------------------------
*Stephen Goddard             Vice President      N/A    Mr. Goddard has been the President            N/A
One James Center             of the Company             and principal shareholder of The
Suite 1501                   and President of           London Company, a registered
Richmond, VA 23219           the New Market             investment adviser, since its inception
(44)                         Fund series                and has been the portfolio manager of
                             since March,               the New Market Fund series since its
                             2003                       inception on October 1, 1998. Mr.
                                                        Goddard is also a director and
                                                        shareholder of Virginia Management
                                                        Investment Corporation, a registered
                                                        investment adviser. Mr. Goddard has
                                                        sixteen years experience in senior
                                                        portfolio management, security
                                                        analysis and finance.
----------------------------------------------------------------------------------------------------------------
*John T. Connor, Jr.         Vice President      N/A    Mr. Connor is President of Third              N/A
1185 Avenue of the Americas, of the Company             Millennium Investment Advisors,
32nd Floor                   and President of           LLC, a registered investment adviser,
New York, NY 10036           the Third                  since April, 1998; and Chairman of
(64)                         Millennium                 ROSGAL Insurance since 1993.
                             Russia Fund
                             series since
                             October, 1998
----------------------------------------------------------------------------------------------------------------

                                      22


Name, Address and Age       Position(s) Held Number of Principal Occupation(s)                 Other
                            with Company     Funds in  During the Past 5 Years                 Directorships by
                            and Tenure       Company                                           Directors and
                                             Overseen                                          Number of Funds
                                                                                               in the Complex
                                                                                               Overseen
---------------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------------
*Robert J. Sullivan         Vice President      N/A    Chairman, President and Treasurer of          N/A
2608 Goldbug Avenue         of the Company             Satuit Capital Management Trust, an
Sullivan's Island, SC 29482 and President of           open-end investment management
(44)                        the                        company, since December, 2000;
                            GenomicsFund               Managing Director and Investment
                            series since               Officer of Satuit Capital Management,
                            January, 2003              LLC, a registered investment adviser,
                                                       from June, 2000 to Present; Portfolio
                                                       Manager and Senior Equity Analyst at
                                                       Cadence Capital Management from
                                                       1997 to 2000, an institutional asset
                                                       management firm.
---------------------------------------------------------------------------------------------------------------
*Russell Platt              Vice President      N/A    Mr. Platt is Chief Executive Officer          N/A
518 17th Street             of the Company             of Forum Partners, an investment
Suite 1700                  and President of           management firm. Previously he was
Denver, CO 80202            the Dividend               a Managing Director of Security
                            Capital Realty             Capital Research and Management,
                            Income Fund                Inc.'s investment management
                            series since               subsidiary Prior to joining Security
                            December, 2003             Capital, Mr. Platt served as President-
                                                       International of JER Partners, a real
                                                       estate investment company, and prior
                                                       to that, served from 1982 to 1999 at
                                                       Morgan Stanley.
---------------------------------------------------------------------------------------------------------------
*Gunter Faschang            Vice President      N/A    Mr. Faschang began his career in              N/A
450 Park Avenue             of the Company             September 1995 as a registered trader
New York, NY 10022          and President of           on the floor of the Frankfurt Stock
(33)                        the Eastern                Exchange with Sputz AG and Exco-
                            European Equity            Bierbaum. In March 1997 he joined
                            Fund series                Investmentbank Austria, Vienna, as a
                            since November,            Central European equity strategist. In
                            2004                       January 1998 Mr. Faschang moved to
                                                       Erste Bank, Vienna, as a Central
                                                       European equity strategist and sector
                                                       analyst for Russian oil stocks, with
                                                       responsibility for organizing the Erste
                                                       group's Central European research
                                                       effort. In March 2000 he was
                                                       appointed manager of Erste-
                                                       Sparinvest's Danubia Fund. In July
                                                       2001 Mr. Faschang joined Vontobel
                                                       Asset Management AG as head of
                                                       Eastern European equity management
                                                       and research, and was at the same
                                                       time appointed a Vice President of
                                                       Vontobel Asset Management, a
                                                       registered investment adviser.
---------------------------------------------------------------------------------------------------------------

                                      23


Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships by
                      and Tenure       Company                                         Directors and
                                       Overseen                                        Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------------------------------------------
Peter L. Smith           Chief            N/A    Mr. Smith is Director of Compliance         N/A
4834 Langdrum Lane       Compliance              for AmeriMutual Funds Distributor,
Chevy Chase, MD 20815    Officer                 and Newfield Advisors, LLC, a
(72)                                             registered broker dealer and a
                                                 registered investment adviser,
                                                 respectively, from 2003 to present;
                                                 Senior Compliance Officer of Mutual
                                                 Fund Services, FBR National Bank
                                                 and Trust, from 2002 to 2003; and
                                                 Senior Vice President of Operations,
                                                 Administration and Compliance for
                                                 the Monument Funds, a registered
                                                 investment company and Principal of
                                                 Monument Distributors, Inc., a
                                                 registered broker-dealer from 1998 to
                                                 2001.
-------------------------------------------------------------------------------------------------------

                                      24


CSI Equity Fund

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors held on December 8, 2004, the Board of Directors of the Company, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of he Fund, and Commonwealth Capital Management, LLC (the "Advisor").

      With respect to the re-approval of the Advisory Agreement, the Board considered the following factors: the terms and conditions of the Advisory Agreement; (ii) the proposed fees; (iii) the nature, quality and extent of the services to be provided under the Advisory Agreement; (iv) information concerning the Advisor, including information on the qualifications and experience of the investment manager; (v) information on the profitability of the Advisor; (vi) the code of ethics, proxy voting policies an written compliance procedures of the Advisor; (vii) comparative industry data on the performance, fee levels and expense ratios of the fund and its competitors.

      After consideration of all of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees that were fair and reasonable to the Fund. The directors, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.

                                      25

                                CSI Equity Fund

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

Dear Shareholder,

     In last years letter, I wrote about two concepts that I would bring to the Fund that I felt would help to provide long term value to shareholders. Those two concepts were diversification and fundamentals. These concepts are still evident in the Fund today.

With respect to diversification, over the last 10 years the number of companies that are, or will be deriving a substantial amount of their revenues from advances in the Genomics industry, has increased dramatically. Beginning with more technology-like companies, the industry has expanded to include drug discovery, testing, lab services and products, and marketing. In general, the Fund currently consists of equal weights of each of those types of companies. The result is a more diversified portfolio that has eliminated some volatility while still capturing significant upside.

     With respect to fundamentals, some would argue; "fundamentals and investing in Genomics is an oxymoron". However, an interesting development occurred over the last 10 years in this industry; 10 years actually occurred! My point is that companies in the industry have had more time to develop new targets, new treatments, new products and applications. Treatments, which were brand new 5 years ago, are now reaching their stride and providing real revenues (and eventually earnings per share) to the companies participating in them. And "pipelines" which are the assets of these companies, have had additional years to be tested, mature and move from trials to the market place.

     The 2005 fiscal year performance improved from 2004 fiscal year performance. For the fiscal year end August 2005 the fund returned +27.56%. Over the same time period, the S & P 500 Index and the NASDAQ Composite Indexes returned 12.56% and 17.84% respectively. And the AMEX Bio Tech index (BTK) gained 26.51%. Further, for the three years ending August 31, 2005 the fund returned 24.97% versus the S & P 500 Index and the NASDAQ Composite Indexes returns of 10.88% and 17.88% respectively and the BTK index return of 21.88%. Finally, since taking over the as manager (January 15th, 2003), the fund has returned 27.81% on an annualized basis, achieving a Morningstar 5 Star rating.

     As I mentioned in last years letter, 2003 marked the 50th anniversary of the discovery of the double helix structure of DNA. Watson and Crick (using a technology called X-ray crystallography) discovered that DNA copies hereditary material over and over again. Since the time of their discovery, the Bio-Technology Industry has grown 1000 fold in terms of companies to invest in. In terms of Genomics, a real industry has also developed as well to include not only classic science but also R & D, testing, marketing and sales services, lab products and equipment. As the portfolio manager of GENEX, I will continue to create a portfolio of diversified companies that are benefiting from advances in the Genomics industry. At the same time, the companies I invest in will have some form of fundamentals. I am confident that focusing on diversification and fundamentals will create value and superior returns for shareholders over the long term.

Sincerely,

Robert J. Sullivan
Portfolio Manager - GENEX
Chief Investment Officer
Satuit Capital Management, LLC

                              Shareholder Letter

                                    [CHART]

            GENOMICS FUND   NASDAQ COMPOSITE INDEX
            -------------   ----------------------
3/1/2000        $10.00             $10.00
8/31/2000       $10.50             $ 8.80
8/31/2001       $ 4.50             $ 3.80
8/31/2002       $ 1.70             $ 2.70
8/31/2003       $ 2.60             $ 3.80
8/31/2004       $ 2.60             $ 3.80
8/31/2005       $ 3.40             $ 4.50

                                      2

GENOMICSFUND

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2005 and held for the six months ended August 31, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                              Beginning       Ending      Expenses Paid During the Period*
                            Account Value  Account Value       March 1, 2005 through
                            March 1, 2005 August 31, 2005         August 31, 2005
------------------------------------------------------------------------------------------
Actual                         $1,000        $1,166.83                 $10.38
------------------------------------------------------------------------------------------
Hypothetical                   $1,000        $1,015.50                 $9.65
(5% return before expenses)
------------------------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                                      3

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

   INDUSTRY SECTOR                   PERCENTAGE OF NET ASSETS
-----------------------              ------------------ -----
Biopharmaceuticals
& Biotherapeutics
(FDA approved products)                      17.49%

Biopharmaceuticals
& Biotherapeutics (products
in clinical development)                     33.11%

Bioinformatics
& Analysis Technologies                      26.79%

Other assets, net                             5.11%


                                      4

                                 GENOMICSFUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2005

       Number                                                    Market
       of Shares Security Description                            Value
       --------- --------------------                          ----------

                 COMMON STOCKS:                         77.38%

                 BIOPHARMACEUTICALS &
                 BIOTHERAPEUTICS:                       17.48%
                 (companies with FDA approved products)
         3,400   Celegene Corp.*                               $  170,680
         3,600   Genentech, Inc.*                                 338,184
         5,300   Gilead Scineces Inc.*                            227,900
         8,000   Protein Design Labs*                             213,920
        10,700   Telik, Inc.**                                    163,710
                                                               ----------
                                                                1,114,394
                                                               ----------

                 BIOPHARMACEUTICALS &
                 BIOTHERAPEUTICS:                       33.11%
                 (companies with products in clinical
                 development)
        22,200   Alnylam Pharmaceuticals Inc.*                    210,900
        20,400   Atherogenics Inc.*                               362,304
        32,400   Cell Genesys, Inc.*                              192,456
         8,600   CV Therapeutics Inc.*                            233,662
        50,000   DeCode Genetics Inc.*                            485,500
        17,600   Human Genome Sciences*                           227,216
        36,200   ISIS Pharmaceuticals*                            182,810
        16,000   Neopharm, Inc.*                                  215,200
                                                               ----------
                                                                2,110,048
                                                               ----------

                 BIOINFORMATICS AND ANALYSIS
                 TECHNOLOGIES:                          26.79%
         5,000   Affymetrix, Inc.*                                247,450
         5,900   Charles River Laboratories*                      299,838
         3,800   Covance, Inc.*                                   198,740
         6,300   Digene Corporation*                              182,196
        18,000   Exelixis, Inc.*                                  134,820
         3,500   Fisher Scientific*                               225,680

                                      5

            Number                                          Market
            of Shares Security Description                  Value
            --------- --------------------                ----------

                      BIOINFORMATICS AND ANALYSIS
                      TECHNOLOGIES (continued):
             25,000   Phase Forward, Inc.*                $  194,250
             45,000   Sonus Pharmaceutical*                  224,100
                                                          ----------
                                                           1,707,074
                                                          ----------

                      TOTAL INVESTMENTS:
                      (Cost: $4,835,721 )**        77.38%  4,931,516
                      Other assets, net            22.62%  1,441,280
                                                  ------  ----------
                      NET ASSETS                  100.00% $6,372,796
                                                  ======  ==========

* Non-income producing
**Cost for Federal income tax purpose is $4,850,563 and net unrealized appreciation consists of:

                    Gross unrealized appreciation $175,551
                    Gross unrealized depreciation  (94,598)
                                                  --------
                    Net unrealized appreciation   $ 80,953
                                                  ========

See Notes to Financial Statements

                                      6

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $4,835,721) (Notes 1 & 3)              $  4,931,516
 Cash                                                                               1,428,917
 Receivables:
   Interest                                                              $ 4,174
   Due from advisor (Note 2)                                               5,848
   Capital stock sold                                                      6,200
                                                                         -------
                                                                                       16,222
 Prepaid assets                                                                        14,281
                                                                                 ------------
     TOTAL ASSETS                                                                   6,390,936
                                                                                 ------------
LIABILITIES
 Capital stock redeemed                                                                 2,317
 Accrued expenses:
   12b-1 fees                                                             11,443
   Administration                                                          3,441
   Other expenses                                                            939
                                                                         -------
                                                                                       15,823
                                                                                 ------------
     TOTAL LIABILITIES                                                                 18,140
                                                                                 ------------
NET ASSETS                                                                       $  6,372,796
                                                                                 ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (Note 2)
   ($6,372,796/ 1,923,109 shares outstanding)                                    $       3.31
                                                                                 ============
NET ASSETS CONSIST OF :

 At August 31, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                 $ 29,480,331
 Accumulated net realized loss on investments                                     (23,203,330)
 Net unrealized appreciation of investments                                            95,795
                                                                                 ------------
 Net Assets                                                                      $  6,372,796
                                                                                 ============

See Notes to Financial Statements

                                      7

GENOMICSFUND
STATEMENT OF OPERATIONS

Year ended August 31, 2005
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend                                             $ 4,153
    Interest                                              11,540
                                                         -------
                                                                 $   15,693
                                                                 ----------
   EXPENSES
    Investment advisory fees (Note 2)                     61,569
    12b-1 fees (Note 2)                                   15,394
    Custody fees                                           4,300
    Accounting fees (Note 2)                              19,531
    Recordkeeping and administrative services (Note 2)    15,000
    Registration fees (Note 2)                            19,127
    Transfer agent fees (Note 2)                          27,470
    Shareholder servicing and reports (Note 2)            22,068
    Legal and audit fees                                  15,987
    Chief Compliance Officer fees                            899
    Directors fees                                        10,100
    Insurance                                              4,878
    Miscellaneous                                         15,473
                                                         -------
      Total expenses                                                231,796
    Fee waivers and reimbursed expenses (Note 2)                   (114,816)
                                                                 ----------
    Net expenses                                                    116,980
                                                                 ----------
    Net investment loss                                            (101,287)
                                                                 ----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investment                                 723,055
    Net change in unrealized appreciation on investments          1,092,572
                                                                 ----------
    Net gain on investments                                       1,815,627
                                                                 ----------
    Net increase in net assets resulting from operations         $1,714,340
                                                                 ==========

See Notes to Financial Statements

                                      8

GENOMICSFUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        Year ended      Year ended
                                                                      August 31, 2005 August 31, 2004
                                                                      --------------- ---------------
OPERATIONS
 Net investment loss                                                    $ (101,287)     $  (132,988)
 Net realized gain on investments                                          723,055        1,196,144
 Change in unrealized appreciation (depreciation) of investments         1,092,572       (1,125,225)
                                                                        ----------      -----------
 Net increase (decrease) in net assets resulting from operations         1,714,340          (62,069)
                                                                        ----------      -----------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets resulting from capital share transactions*     (926,052)      (4,151,846)
                                                                        ----------      -----------
Net increase (decrease) in net assets                                      788,288       (4,213,915)
Net assets at beginning of year                                          5,584,508        9,798,423
                                                                        ----------      -----------

NET ASSETS at the end of the year                                       $6,372,796      $ 5,584,508
                                                                        ==========      ===========

* A summary of capital share transactions follows:

                              Year ended               Year ended
                           August 31, 2005          August 31, 2004
                       -----------------------  -----------------------
                         Shares       Value       Shares       Value
                       ----------  -----------  ----------  -----------
       Shares sold        735,195  $ 2,124,593     686,416  $ 1,840,992
       Shares redeemed (1,063,955)  (3,050,645) (2,309,212)  (5,992,838)
                       ----------  -----------  ----------  -----------
       Net decrease      (328,760) $  (926,052) (1,622,796) $(4,151,846)
                       ==========  ===========  ==========  ===========

See Notes to Financial Statements

                                      9

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                                Year ended August 31,
                                                          -----------------------------------------------------------
                                                            2005        2004          2003          2002          2001
                                                          -------   -------       -------       -------       -------
Per Share Operating Performance
Net asset value, beginning of year                        $  2.48   $  2.53       $  1.66       $  4.33       $ 10.54
                                                          -------   -------       -------       -------       -------
Income from investment operations--
  Net investment loss                                       (0.05)    (0.06)        (0.04)        (0.06)        (0.10)
  Net realized and unrealized gain (loss) on investments     0.88      0.01          0.91         (2.61)        (5.97)
                                                          -------   -------       -------       -------       -------
  Total from investment operations                           0.83     (0.05)         0.87         (2.67)        (6.07)
                                                          -------   -------       -------       -------       -------
Less distributions--
  Distributions from net realized gains on investments         --        --            --            --         (0.14)
                                                          -------   -------       -------       -------       -------
Net asset value, end of year                              $  3.31   $  2.48       $  2.53       $  1.66       $  4.33
                                                          =======   =======       =======       =======       =======
Total Return                                                33.47%    (1.98%)       52.41%       (61.66%)      (57.49%)
                                                          =======   =======       =======       =======       =======
Ratios/Supplemental Data
Net assets, end of period (000's)                         $ 6,373   $ 5,585       $ 9,798       $ 7,513       $18,830
Ratio to average net assets/ (A)/
  Expenses                                                   1.90%     1.94%/(B)/    1.95%/(B)/    1.94%/(B)/    1.98%/(B)/
  Expense ratio--net                                         1.90%     1.90%/(C)/    1.90%/(C)/    1.90%/(C)/    1.90%/(C)/
  Net investment loss                                       (1.64%)   (1.82%)       (1.90%)       (1.90%)       (1.90%)
Portfolio turnover rate                                    305.38%   159.84%       134.87%        74.15%        70.97%

*Commencement of operations was March 1, 2000.

/(A)/Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.86% for the year ended August 31, 2005; 1.69% for the year ended August 31, 2004; 1.51% for the year ended August 31, 2003, 0.89% for the year ended August 31, 2002, and 0.29% for the year ended August 31, 2001.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

                                      10

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $23,104,656 available to offset future capital gains, if any, of which $8,804,797 which expires in 2010, $8,378,666 which expires in 2011, and $5,921,193 which expires in 2012. As of August 31, 2005, the Fund had a post-October capital loss deferral of $83,832 which will be recognized in the following tax year.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect

                                      11

the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2005, the fund decreased undistributed net investment loss by $101,287 and decreased paid in capital by $101,287.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. CCM has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses). The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("Satuit"), the sub-advisor, pursuant to which Satuit furnishes sub-advisory services to the adviser for the benefit of the GenomicsFund. The fees of the sub-advisor are paid by the Adviser from its advisory fee. For the year ended August 31, 2005, $5,848 was due from the advisor and paid in October, 2005.

      CCM may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2005 was $550,627 and expire as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2006 $ 67,191
                            August 31, 2007  120,933
                            August 31, 2008  124,666
                            August 31, 2009  123,021
                            August 31, 2010  114,816
                                            --------
                               Total        $550,627
                                            ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or

                                      12

the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the year ended August 31, 2005, there was $15,394 of distribution expenses incurred.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the year ended August 31, 2005. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2005, the CDSC for Fund shares redeemed was $30,461.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $19,127 of filing and registration fees expense incurred and the $22,068 of shareholder services and reports expense incurred, CSS received $4,770 and $3,697, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets, with a $15,000 annual minimum. CSS received $15,000 for its services for the year ended August 31, 2005.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent FSI received $17,055 for its services for the year ended August 31, 2005.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $19,531 for its services for the year ended August 31, 2005.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CCM, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2005, aggregated $15,355,552 and $16,629,492, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the year ended August 31, 2005 or the year ended August 31, 2004.

      As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                    Post-October loss         $    (83,832)
                    Capital loss carryforward  (23,104,656)
                    Unrealized appreciation         80,953
                                              ------------
                    Total                     $(23,107,535)
                                              ============

      The difference between book basis of $95,795 and tax basis of $80,953 unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Under the current tax law, capital losses realized after October 31, prior to the fund's fiscal year end may be deferred as occurring on the first day of the following year.

                                      13

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors World Funds, Inc.
Richmond, Virginia

      We have audited the accompanying statements of assets and liabilities of the Genomics Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Genomics Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 30, 2005

                                      14

THE WORLD FUNDS, INC.
(the "Company")

SUPPLEMENTAL INFORMATION (unaudited)

      Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships by
                      and Tenure       Company                                         Directors and
                                       Overseen                                        Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------
 * John Pasco, III    Chairman,            9     Mr. Pasco is Treasurer and a Director  The World
 8730 Stony Point     Director and               of Commonwealth Shareholder            Insurance
 Parkway              Treasurer since            Services, Inc. ("CSS"), the            Trust - 1 Fund
 Suite 205            May, 1997                  Company's Administrator, since
 Richmond, VA 23235                              1985; President and Director of First
 (60)                                            Dominion Capital Corp. ("FDCC"),
                                                 the Company's underwriter; President
                                                 and Director of Fund Services, Inc.,
                                                 the Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital Management,
                                                 Inc. since 1983 which also owns an
                                                 interest in the investment adviser to
                                                 the Third Millennium Russia Fund,
                                                 another fund of the Company;
                                                 President of Commonwealth Capital
                                                 Management, LLC, the adviser to the
                                                 Fund and the adviser to the
                                                 GenomicsFund series of the
                                                 Company, since December, 2000;
                                                 President and Director of
                                                 Commonwealth Fund Accounting,
                                                 Inc., which provides bookkeeping
                                                 services to the Company; and
                                                 Chairman, Trustee and Treasurer of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002; and Chairman, Director
                                                 and Treasurer of Vontobel Funds,
                                                 Inc., a registered investment
                                                 company, since March, 1997. Mr.
                                                 Pasco is also a certified public
                                                 accountant.
-------------------------------------------------------------------------------------------------------

                                      15

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships by
                      and Tenure       Company                                          Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.       Director since      9     Retired. Mr. Boyd was Manager of       The World
10808 Hob Nail Court   May, 1997                 the Customer Services Operations and   Insurance
Potomac, MD 20854                                Accounting Division of the Potomac     Trust - 1 Fund;
(65)                                             Electric Power Company from            Satuit Capital
                                                 August, 1978 until April, 2005; a      Management
                                                 Trustee of The World Insurance         Trust - 1 Fund;
                                                 Trust, a registered investment         Janus Advisors
                                                 company, since May, 2002; a Trustee    Series Trust - 2
                                                 of Satuit Capital Management Trust, a  Funds (September
                                                 registered investment company, since   2003 - May 2005)
                                                 October, 2002; a Trustee of Janus
                                                 Advisors Series Trust, a registered
                                                 investment company, since
                                                 September, 2003; and Director of
                                                 Vontobel Funds, Inc., a registered
                                                 investment company, since March,
                                                 1997. Mr. Boyd is also a certified
                                                 public accountant.
--------------------------------------------------------------------------------------------------------
William E. Poist       Director since      9     Mr. Poist is a financial and tax       The World
5272 River Road        May, 1997                 consultant through his firm            Insurance
Bethesda, MD 20816                               Management Funds Consulting for        Trust - 1 Fund;
(66)                                             Professionals since 1968; a Trustee of Satuit Capital
                                                 Satuit Capital Management Trust, a     Management
                                                 registered investment company, since   Trust - 1 Fund
                                                 November, 2003; and a Trustee of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002; and Director of Vontobel
                                                 Funds, Inc., a registered investment
                                                 company, since March, 1997. Mr.
                                                 Poist is also a certified public
                                                 accountant.
--------------------------------------------------------------------------------------------------------

                                      16

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                 Other
                        with Company     Funds in  During the Past 5 Years                 Directorships by
                        and Tenure       Company                                           Directors and
                                         Overseen                                          Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors (continued):
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson       Director since      9      Mr. Dickinson is President of Alfred    The World
8704 Berwickshire Drive May, 1997                  J. Dickinson, Inc. Realtors since       Insurance
Richmond, VA 23229                                 April, 1971; a Trustee of Satuit        Trust - 1 Fund;
(58)                                               Capital Management Trust, a             Satuit Capital
                                                   registered investment company, since    Management
                                                   November, 2003; Trustee of The          Trust - 1 Fund
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and Director of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997.
-----------------------------------------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since     N/A    Mr. Parker is Secretary of CSS and      N/A
1500 Forest Avenue      May, 1997                  FDCC since 1986; Secretary of The
Suite 222                                          World Insurance Trust, a registered
Richmond, VA 23229                                 investment company, since May,
(62)                                               2002; and Secretary of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997; and
                                                   partner in the law firm Parker and
                                                   McMakin.
-----------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the    N/A    Mr. Faust is President of CSI Capital   N/A
One Montgomery Street   CSI Equity Fund            Management, Inc., a registered
Suite 2525              series since               investment adviser, since 1978. Mr.
San Francisco, CA 94104 October, 1997              Faust is also a partner in the law firm
(59)                                               Taylor & Faust since September,
                                                   1975.
-----------------------------------------------------------------------------------------------------------
* Stephen Goddard       Vice President      N/A    Mr. Goddard has been the President      N/A
One James Center        of the Company             and principal shareholder of The
Suite 1501              and President of           London Company, a registered
Richmond, VA 23219      the New Market             investment adviser, since its inception
(44)                    Fund series                and has been the portfolio manager of
                        since March,               the New Market Fund series since its
                        2003                       inception on October 1, 1998. Mr.
                                                   Goddard is also a director and
                                                   shareholder of Virginia Management
                                                   Investment Corporation, a registered
                                                   investment adviser. Mr. Goddard has
                                                   sixteen years experience in senior
                                                   portfolio management, security
                                                   analysis and finance.
-----------------------------------------------------------------------------------------------------------

                                      17

Name, Address and Age Position(s) Held   Number of Principal Occupation(s)                 Other
                      with Company       Funds in  During the Past 5 Years                 Directorships by
                      and Tenure         Company                                           Directors and
                                         Overseen                                          Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Officers (continued):
-----------------------------------------------------------------------------------------------------------
* John T. Connor, Jr. Vice President of     N/A    Mr. Connor is President of Third              N/A
1185 Avenue of the    the Company and              Millennium Investment Advisors,
Americas, 32nd Floor  President of the             LLC, a registered investment adviser,
New York, NY 10036    Third Millennium             since April, 1998; and Chairman of
(64)                  Russia Fund series           ROSGAL Insurance since 1993.
                      since October,
                      1998
-----------------------------------------------------------------------------------------------------------
* Robert J. Sullivan  Vice President of     N/A    Chairman, President and Treasurer of          N/A
2608 Goldbug Avenue   the Company and              Satuit Capital Management Trust, an
Sullivan's Island,    President of                 open-end investment management
SC 29482              the GenomicsFund             company, since December, 2000;
(44)                  series since                 Managing Director and Investment
                      January, 2003                Officer of Satuit Capital
                                                   Management, LLC, a registered
                                                   investment adviser, from June, 2000
                                                   to Present; Portfolio Manager and
                                                   Senior Equity Analyst at Cadence
                                                   Capital Management from 1997 to
                                                   2000, an institutional asset
                                                   management firm.
-----------------------------------------------------------------------------------------------------------
* Russell Platt       Vice President of     N/A    Mr. Platt is Chief Executive Officer          N/A
518 17th Street       the Company and              of Forum Partners, an investment
Suite 1700            President of the             management firm. Previously he was
Denver, CO 80202      Dividend Capital             a Managing Director of Security
                      Realty Income                Capital Research and Management,
                      Fund series since            Inc.'s investment management
                      December, 2003               subsidiary Prior to joining Security
                                                   Capital, Mr. Platt served as President-
                                                   International of JER Partners, a real
                                                   estate investment company, and prior
                                                   to that, served from 1982 to 1999 at
                                                   Morgan Stanley.
-----------------------------------------------------------------------------------------------------------

                                      18

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                 Other
                      with Company     Funds in  During the Past 5 Years                 Directorships by
                      and Tenure       Company                                           Directors and
                                       Overseen                                          Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* Gunter Faschang     Vice President      N/A    Mr. Faschang began his career in              N/A
450 Park Avenue       of the Company             September 1995 as a registered trader
New York, NY 10022    and President of           on the floor of the Frankfurt Stock
(33)                  the Eastern                Exchange with Sputz AG and Exco-
                      European Equity            Bierbaum. In March 1997 he joined
                      Fund series                Investmentbank Austria, Vienna, as a
                      since November,            Central European equity strategist. In
                      2004                       January 1998 Mr. Faschang moved to
                                                 Erste Bank, Vienna, as a Central
                                                 European equity strategist and sector
                                                 analyst for Russian oil stocks, with
                                                 responsibility for organizing the Erste
                                                 group's Central European research
                                                 effort. In March 2000 he was
                                                 appointed manager of Erste-
                                                 Sparinvest's Danubia Fund. In July
                                                 2001 Mr. Faschang joined Vontobel
                                                 Asset Management AG as head of
                                                 Eastern European equity management
                                                 and research, and was at the same
                                                 time appointed a Vice President of
                                                 Vontobel Asset Management, a
                                                 registered investment adviser.
---------------------------------------------------------------------------------------------------------
Peter L. Smith        Chief               N/A    Mr. Smith is Director of Compliance           N/A
4834 Langdrum Lane    Compliance                 for AmeriMutual Funds Distributor,
Chevy Chase, MD 20815 Officer                    and Newfield Advisors, LLC, a
(72)                                             registered broker dealer and a
                                                 registered investment adviser,
                                                 respectively, from 2003 to present;
                                                 Senior Compliance Officer of Mutual
                                                 Fund Services, FBR National Bank
                                                 and Trust, from 2002 to 2003; and
                                                 Senior Vice President of Operations,
                                                 Administration and Compliance for
                                                 the Monument Funds, a registered
                                                 investment company and Principal of
                                                 Monument Distributors, Inc., a
                                                 registered broker-dealer from 1998 to
                                                 2001.
---------------------------------------------------------------------------------------------------------

                                      19

GENOMICSFUND
SUPPLEMENTAL INFORMATION Continued (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors held on May 25, 2005, the Board of Directors of the Company, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Commonwealth Capital Management, LLC (the "Adviser").

      With respect to the re-approval of the Advisory Agreement, the Board considered the following factors: (i) the terms and conditions of the Advisory Agreement; (ii) the proposed fees; (iii) the nature, quality and extent of the services to be provided under the Advisory Agreement; (iv) information concerning the Adviser, including information on the qualifications and experience of the investment manager; (v) information on the profitability of the Adviser; (vi) the code of ethics, proxy voting policies and written compliance procedures of the Adviser; (vii) comparative industry data on the performance, fee levels and expense ratios of the Fund and its competitors.

      After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The directors, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.

                                      20

Investment Adviser:

   Commonwealth Capital Management, LLC
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (800) 527-9525, or visit us online at www.theworldfunds.com.
[LOGO] genomics fund
investment in life/TM/

                                 Annual Report
                                to Shareholders

                                 GENOMICSFUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2005

 THE LONDON COMPANY

                              INVESTMENT COUNSEL

 Stephen M. Goddard, CFA   One James Center, Suite
                                     1501             Telephone: 804-775-0317
 Managing Director         Richmond, Virginia 23219   Facsimile: 804-649-9447

                               October 20, 2005

Dear New Market Shareholder:

     As The London Company enters its 11th year of operations, we are pleased to be recognized as one of the leading performing equity managers for the past ten years (Nelson Marketplace, Thomson Financial, August 2005). However, we are more proud of how we got there ... with extremely low volatility and downside protection.



     It has not been a straight line (never is), with interim 2-3 year cycles of over- and under-performance. We felt pressure during the 1998-2000 period when tech stocks skyrocketed and the New Market Fund was in the bottom decile for the two year period, and more recently the energy/commodity/real estate craze . While investors rationalize the speculation with "this time, it's different," it usually isn't; and the subsequent crashes humble us back to reality.

     We position your Fund on a gradual, sustainable path of consistent outperformance over 5-year rolling periods, trying to mitigate the volatility in-between. Our slow, tortoise-like approach to rational, long-term investing historically rewards our investors with high, risk-adjusted returns over full market cycles.

     In  the   third   quarter,   the   market   continued   to  be   fueled  by
energy/commodity/real estate speculation, exacerbated by hurricanes Katrina and Rita. The same pundits, who claimed tech stocks would appreciate forever back in '99, are now preaching the same sermon on energy. In our view, there is a reason that oil, coal, natural gas, and other basic materials are called "commodities". They are undifferentiated products whose values constantly rise and fall, hostage to the cruel supply/demand dynamics of free markets.

     When prices rise, supply increases through the existing raw material or substitute alternative; and demand eventually falls. Then prices fall, supply shrinks, and the cycle begins again with the result being a "zero sum" economic transaction. That is why businesses spend so much of their time and capital trying to "de-commoditize" or brand their products. Basic economic laws don't change. This time, it isn't any different. Valuations do matter, and commodity prices will fall again.

     Well, enough for being on a "soap box". We have just heard too many Jim Cramer's out there, "pumping" the same investment hype that they pushed five years ago on tech. There is a reason the English words "commodity" and "commode" come from the same Latin root.

     We believe the Fund is well positioned for the upcoming late cycle environment. Mega cap, global consumer companies, and financials have not participated in the market rally of the past three years, with many trading at their lowest valuations of the past decade or more. In addition, they are in extremely healthy financial shape, perhaps too healthy with an abundance of cash hoarding and virtually no debt. Many of our overcapitalized holdings could easily lower their cost of capital by 200 basis points or more through recapitalization of their balance sheets with low cost debt and the immediate payout of 20%-50% returns of excess capital. While we have seen "trickling" returns of this excess capital through increased dividend payouts, the opportunity for value enhancement through more significant balance sheet optimization is enormous.

     We were even frustrated (or maybe "foolish" is a better word) enough to directly correspond with Mr. Buffett, Chairman of our largest holding (BRK), who is sitting on $45 billion in cash and drowning with well over $100 million of free cash flow production per week. His response was cordial, with the reasoning he would personally be competing with Berkshire Hathaway in terms of personally investing any special dividend payout.

     However,   we  suspect  he  is  feeling  the  pressure  to  adhere  to  his well-documented owner principle of "creating a dollar of market value for every dollar retained over a 5-year rolling period". Currently, he is about

                                      2

     $10,000/share behind, as we enter the 4th quarter of the fifth year. There has been only one period in the history of BRK where he temporarily failed to meet his 5-year test when, in early 2000, he quickly honored his guideline with his first ever offer to buy back shares. That was at $45,000/share - just about the same time the tech bubble peaked and crashed. Berkshire Hathaway then shot to $90,000 over the next few years. Let's hope in the words of Yogi Berra, it is "deja vu all over again".

     We thank you for your continued loyalty and trust.

Best regards,

Stephen M. Goddard, CFA

                                      3

                                    [CHART]

       COMPARISON OF $10,000 INVESTMENT IN
THE NEW MARKET FUND VS. LIPPER LARGE CAP VALUE INDEX
                   CLASS A SHARES

               THE NEW       LIPPER LARGE
             MARKET FUND   CAP VALUE INDEX
             -----------   ---------------
10/1/1998       10.0           10.0
8/31/1999       11.3           12.8
8/31/2000       11.4           13.8
8/31/2001       11.3           12.5
8/31/2002       10.7           10.4
8/31/2003       11.5           11.5
8/31/2004       12.9           13.1
8/31/2005       13.8           14.9


  Average Annual Total Return for Period Ended August 31, 2005*

          1 Year             5 Year                  Since Inception
          ------             ------                  ---------------
           1.17%              3.38%                      4.79%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Lipper Large Cap Value Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that, by practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                      4

                                    [CHART]

              THE NEW      LIPPER LARGE
            MARKET FUND   CAP VALUE INDEX
            -----------   ---------------
5/1/2003      10.00           10.00
8/31/2003     11.10           11.07
8/31/2004     12.30           12.60
8/31/2005     13.10           14.40


Average Annual Total Return for Period Ended August 31, 2005*

 1 Year             Since Inception
-------             ---------------
 4.59%                  12.81%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Lipper Large Cap Value Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that, by practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)


                                      5

                                    [CHART]

       COMPARISON OF $10,000 INVESTMENT IN
THE NEW MARKET FUND VS. LIPPER LARGE CAP VALUE INDEX
                   CLASS I SHARES


              THE NEW       LIPPER LARGE
            MARKET FUND   CAP VALUE INDEX
            -----------   ---------------
7/14/2004      10.0             10.0
8/31/2004      10.0             10.0
8/31/2005      10.8             11.4

Past performance is not predictive of future performance.



Average Annual Total Return for Period Ended August 31, 2005*

          1 Year                      Since Inception
         --------                     ---------------
           7.52%                           7.60%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Large Cap Value Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that, by practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)




                                      6

NEW MARKET FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2005 and held for the six months ended August 31, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A CLASS                     Beginning Account Ending Account  Expenses Paid During Period*
                                  Value            Value         March 1, 2005 through
                              March 1, 2005   August 31, 2005       August 31, 2005
------------------------------------------------------------------------------------------
Actual                           $1,000           $954.41                $7.34
------------------------------------------------------------------------------------------
Hypothetical                     $1,000          $1,017.55               $7.58
(5% return before expenses)
------------------------------------------------------------------------------------------
C CLASS                     Beginning Account Ending Account  Expenses Paid During Period*
                                  Value            Value         March 1, 2005 through
                              March 1, 2005   August 31, 2005       August 31, 2005
------------------------------------------------------------------------------------------
Actual                           $1,000           $950.50                $11.01
------------------------------------------------------------------------------------------
Hypothetical                     $1,000          $1,013.80               $11.37
(5% return before expenses)
------------------------------------------------------------------------------------------

                                      7

I CLASS                     Beginning Account Ending Account  Expenses Paid During Period*
                                  Value            Value         March 1, 2005 through
                              March 1, 2005   August 31, 2005       August 31, 2005
------------------------------------------------------------------------------------------
Actual                           $1,000           $955.32                $6.11
------------------------------------------------------------------------------------------
Hypothetical                     $1,000          $1,018.80               $6.31
(5% return before expenses)
------------------------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 1.49% for Class
           A; 2.24% for Class C and 1.24% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year
           .

Portfolio Holdings, by Sector, as Percentage of Net Asset
                                    [CHART]

 INDUSTRY SECTOR       PERCENTAGE OF NET ASSESTS
--------------------   -------------------------
Computers & services          5.07%
Consumer goods               10.29%
Energy                        8.31%
Financials                    9.50%
Insurance                    17.66%
Manufacturing                14.99%
Medical                      15.19%
Real Estate
Investment Trusts             3.70%
Retail                        3.66%
Technology                    4.62%
Transport services            3.58%
Other assets, net             3.44%


                                      8

                              THE NEW MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2005

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   ----------

                    COMMON STOCK:                   96.56%

                    COMPUTERS & SERVICES:            5.06%
            3,200   Dell Computer*                         $  113,920
           11,000   Microsfoft Corp.                          301,400
                                                           ----------
                                                              415,320
                                                           ----------

                    CONSUMER GOODS:                 10.29%
            8,300   Cadbury Schweppes-Spons ADR               331,004
            2,500   Energizer Holdings*                       162,250
            5,000   Gillette Company                          269,350
            2,000   Overstock.com*                             80,680
                                                           ----------
                                                              843,284
                                                           ----------

                    ENERGY:                          8.31%
            3,300   Buckeye Partners LP                       155,925
            2,400   Chevrontexaco Corp.                       147,360
            2,200   Dominion Resources                        168,256
            3,500   Exxon Mobil Corp.                         209,650
                                                           ----------
                                                              681,191
                                                           ----------

                    FINANCIALS:                      9.50%
            5,000   American Express Co.                      276,200
            3,500   Capital One Financial                     287,840
            3,600   Wells Fargo Co.                           214,632
                                                           ----------
                                                              778,672
                                                           ----------

                    INSURANCE:                      17.66%
              220   Berkshire Hathaway Inc-Class B*           610,720
            3,600   Genworth Financial                        115,812
            1,000   Markel Corp.*                             324,750
              600   White Mountains Insurance                 395,940
                                                           ----------
                                                            1,447,222
                                                           ----------

                    MANUFACTURING:                  14.99%
            3,000   Altria Group Inc.                         212,100
            4,500   Anheuser Busch Companies                  199,395
            4,500   British American Tobacco                  183,098
            7,000   Coca Cola                                 308,000
            9,700   General Electric                          326,017
                                                           ----------
                                                            1,228,610
                                                           ----------

                                      9

           Number                                           Market
           of Shares Security Description                   Value
           --------- --------------------                 ----------

                     MEDICAL:                      15.19%
             7,000   Bristol Myers                        $  171,290
             5,800   Johnson & Johnson                       367,662
             7,500   Novartis Ag                             365,625
             2,500   Pepsico Inc.                            137,125
             8,000   Pfizer Inc.                             203,760
                                                          ----------
                                                           1,245,462
                                                          ----------

                     REIT:                          3.70%
            12,800   United Dominion Realty Trust            303,104
                                                          ----------

                     RETAIL:                        3.66%
             4,484   CarMax Inc.*                            142,860
             3,500   Walmart                                 157,360
                                                          ----------
                                                             300,220
                                                          ----------

                     TECHNOLOGY:                    4.62%
            12,000   Cisco*                                  211,440
             6,500   Intel Corp.                             167,180
                                                          ----------
                                                             378,620
                                                          ----------

                     TRANSPORT SERVICES:            3.58%
             3,600   Fedex Corp.                             293,184
                                                          ----------

                     TOTAL INVESTMENTS:
                     (Cost: $6,606,765 )**         96.56% $7,914,889
                     Other assets, net              3.44%    282,279
                                                  ------  ----------
                     NET ASSETS                   100.00% $8,197,168
                                                  ======  ==========

* Non-income producing
**Cost for Federal income tax purpose is $6,606,765 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,615,485
                   Gross unrealized depreciation   (307,361)
                                                 ----------
                   Net unrealized appreciation   $1,308,124
                                                 ==========

See Notes to Financial Statements

                                      10

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $6,606,765) (Notes 1 & 3)               $7,914,889
 Cash                                                                                277,319

 Receivables:
   Dividend receivable                                                   $ 12,010
   Interest receivable                                                        416
   Securities sold                                                        290,146
   Due from advisor (Note 2)                                               12,908
                                                                         --------
                                                                                     315,480
 Prepaid expenses                                                                     18,216
                                                                                  ----------
     TOTAL ASSETS                                                                  8,525,904
                                                                                  ----------

LIABILITIES
 Payable for securities purchased                                                    326,118
 Accrued liabilities                                                                     846
 Accrued 12b-1 fees                                                                    1,772
                                                                                  ----------
     TOTAL LIABILITIES                                                               328,736
                                                                                  ----------
NET ASSETS                                                                        $8,197,168
                                                                                  ==========
Class A Shares
NET ASSETS                                                                        $7,702,661
                                                                                  ==========
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($7,702,661 / 525,089 shares outstanding)                                      $    14.67
                                                                                  ==========
 MAXIMUM OFFERING PRICE PER SHARE ($14.67 x 100/94.25) (Note 2)                   $    15.56
                                                                                  ==========
Class C Shares
NET ASSETS                                                                        $  139,085
                                                                                  ==========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($139,085 / 9,697 shares outstanding)                                          $    14.34
                                                                                  ==========
Class I Shares
NET ASSETS                                                                        $  355,422
                                                                                  ==========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($355,422 / 24,143 shares outstanding)                                         $    14.72
                                                                                  ==========
Net Assets Consist of:

 At August 31, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                  $7,761,392
 Undistributed net investment income                                                  18,586
 Accumulated net realized loss on investments                                       (890,934)
 Net unrealized appreciation of investments                                        1,308,124
                                                                                  ----------
 Net Assets                                                                       $8,197,168
                                                                                  ==========

See Notes to Financial Statements

                                      11

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2005
--------------------------------------------------------------------------------

  INVESTMENT INCOME
   Dividend income                                        $141,567
   Interest income                                           5,174
                                                          --------
     Total income                                                  $ 146,741
                                                                   ---------

  EXPENSES
   Investment advisory fees (Note 2)                        64,042
   12b-1 fees--Class A (Note 2)                             20,582
   12b-1 and servicing fees--Class C (Note 2)                1,516
   Recordkeeping and administrative services (Note 2)       20,000
   Legal and audit fees                                     28,539
   Transfer agent fees (Note 2)                             30,000
   Custodian fees                                            5,494
   Accounting fees (Note 2)                                 10,000
   Shareholder servicing and reports (Note 2)               14,028
   Insurance                                                15,430
   Registration                                             13,378
   Chief Compliance Officer fees                             1,269
   Directors fees                                           12,300
   Miscellaneous                                            18,019
                                                          --------
     Total expenses                                                  254,597
   Management fee waiver and reimbursed expenses (Note 2)           (126,442)
                                                                   ---------
     Net expenses                                                    128,155
                                                                   ---------
   Net investment income                                              18,586
                                                                   ---------

  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investment                                     7,192
   Net increase in unrealized appreciation on investments            600,011
                                                                   ---------
   Net gain on investments                                           607,203
                                                                   ---------
   Net increase in net assets resulting from operations            $ 625,789
                                                                   =========

See Notes to Financial Statements

                                      12

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     Year ended      Year ended
                                                                   August 31, 2005 August 31, 2004
                                                                   --------------- ---------------
OPERATIONS
 Net investment income (loss)                                        $    18,586     $  (61,837)
 Net realized gain (loss) on investments                                   7,192        (81,523)
 Change in unrealized appreciation (depreciation) of investments         600,011       (522,502)
                                                                     -----------     ----------
 Net increase (decrease) in net assets resulting from operations         625,789       (665,862)
                                                                     -----------     ----------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets resulting from capital share
  transactions*--Class A                                              (2,021,111)     4,991,039
Net increase (decrease) in net assets resulting from capital share
  transactions*--Class C                                                 (24,142)       130,678
Net increase (decrease) in net assets resulting from capital share
  transactions*--Class I                                                 101,068        237,200
                                                                     -----------     ----------
Net increase (decrease) in net assets                                 (1,318,396)     4,693,055
Net assets at beginning of year                                        9,515,564      4,822,509
                                                                     -----------     ----------

NET ASSETS at the end of the year (including undistributed net
  income of $18,586 and $--, respectively)                           $ 8,197,168     $9,515,564
                                                                     ===========     ==========

* A summary of capital share transactions follows:

                                            Year ended             Year ended
                                         August 31, 2005        August 31, 2004
                                      ---------------------  ---------------------
                                       Shares      Value      Shares      Value
Class A shares:                       --------  -----------  --------  -----------
Shares sold                             32,781  $   496,393    84,726  $ 2,553,044
Shares issued in acquisition (Note 5)       --           --   408,491    5,457,437
Shares redeemed                       (175,026)  (2,517,504) (221,646)  (3,019,442)
                                      --------  -----------  --------  -----------
Net increase (decrease)               (142,245) $(2,021,111)  271,571  $ 4,991,039
                                      ========  ===========  ========  ===========

                                            Year ended             Year ended
                                         August 31, 2005        August 31, 2004
                                      ---------------------  ---------------------
                                       Shares      Value      Shares      Value
Class C shares:                       --------  -----------  --------  -----------
Shares sold                                 21  $       300    10,662  $   134,751
Shares redeemed                         (1,710)     (24,442)     (309)      (4,073)
                                      --------  -----------  --------  -----------
Net increase                            (1,689) $   (24,142)   10,353  $   130,678
                                      ========  ===========  ========  ===========

                                            Year ended            Period ended
                                         August 31, 2005       August 31, 2004**
                                      ---------------------  ---------------------
                                       Shares      Value      Shares      Value
Class I shares:                       --------  -----------  --------  -----------
Shares sold                             16,858  $   250,000    17,339  $   237,200
Shares redeemed                        (10,054)    (148,932)       --           --
                                      --------  -----------  --------  -----------
Net increase                             6,804  $   101,068    17,339  $   237,200
                                      ========  ===========  ========  ===========

**Commencement of operations of Class I shares was July 17, 2004.

See Notes to Financial Statements

                                      13

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                    Class A Shares
                                            --------------------------------------------------------
                                                                Years ended August 31,
                                            --------------------------------------------------------
                                             2005        2004           2003         2002         2001
                                            ------  ------          ------       ------       ------
Per Share Operating Performance
Net asset value, beginning of year          $13.67  $12.15          $10.97       $11.65       $11.71
                                            ------  ------          ------       ------       ------
Income from investment operations--
 Net investment income (loss)                 0.03   (0.09)          (0.07)       (0.10)       (0.09)
 Net realized and unrealized gain (loss) on
   investments                                0.97    1.61            1.25        (0.58)        0.03
                                            ------  ------          ------       ------       ------
 Total from investment operations             1.00    1.52            1.18        (0.68)       (0.06)
                                            ------  ------          ------       ------       ------
Net asset value, end of year                $14.67  $13.67          $12.15       $10.97       $11.65
                                            ======  ======          ======       ======       ======
Total Return                                  7.31%  12.51%          10.76%       (5.84%)      (0.51%)
                                            ======  ======          ======       ======       ======
Ratios/Supplemental Data
Net assets, end of year (000's)             $7,703  $9,125          $4,810       $4,758       $5,662
Ratio to average net assets/ (A)(D)(E)/
 Expenses                                     1.49%   2.26%/(B)/      2.00%/(B)/   2.08%/(B)/   2.07%/(B)/
 Expense ratio--net                           1.49%   2.25%/(1)(C)/   1.99%/(C)/   1.99%/(C)/   1.99%/(C)/
 Net investment income (loss)                 0.22%  (0.91%)         (0.60%)      (0.80%)      (0.83%)
Portfolio turnover rate                      76.54%  18.83%          23.54%        7.09%        8.72%

/(1)/Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in .26% reduction in the expense ratio for the year ended August 31, 2004.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, and 1.54% for the year ended August 31, 2001.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.
/(D)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004 and 2.62% for the period ended August 31, 2003.
/(E)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class I shares by 1.46% for the year ended August 31, 2005, 0.88% for the period ended August 31, 2004.

See Notes to Financial Statements

                                      14

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                        Class C Shares                     Class I Shares
                                            -------------------------------         --------------------
                                                 Years ended
                                                 August 31,        Period ended     Year ended  Period ended
                                            ---------------         August 31,      August 31,   August 31,
                                              2005       2004         2003*            2005        2004*
                                            ------   ------       ------------      ---------- ------------
Per Share Operating Performance
Net asset value, beginning of year          $13.47   $12.13          $10.93           $13.69      $13.68
                                            ------   ------          ------           ------      ------
Income from investment operations--
 Net investment income (loss)                (0.08)   (0.15)          (0.07)            0.04       (0.01)
 Net realized and unrealized gain (loss) on
   investments                              $ 0.95   $ 1.49          $ 1.27           $ 0.99      $ 0.02
                                            ------   ------          ------           ------      ------
 Total from investment operations             0.87     1.34            1.20             1.03        0.01
                                            ------   ------          ------           ------      ------
Net asset value, end of year                $14.34   $13.47          $12.13           $14.72      $13.69
                                            ======   ======          ======           ======      ======
Total Return                                  6.46%   11.13%          10.98%            7.52%       0.07%
                                            ======   ======          ======           ======      ======
Ratios/Supplemental Data
Net assets, end of year (000's)             $  139   $  154          $   13           $  355      $  237
Ratio to average net assets/ (A)(D)(E)/
 Expenses                                     2.24%    2.50%/(B)/      2.50%**/(B)/     1.24%       1.50%**/(B)/
 Expense ratio--net                           2.24%    2.49%/(C)/      2.49%**/(C)/     1.24%       1.49%**/(C)/
 Net investment income (loss)                (0.53%)  (1.66%)         (1.10%)**         0.47%      (0.06%)**
Portfolio turnover rate                      76.54%   18.83%          23.54%           76.54%      18.83%

*Commencement of operations for Class A shares was October 1, 1998;
 commencement of operations for Class C shares was May 1, 2003. commencement of operations for Class I shares was July 14, 2004.
**Annualized

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, and 1.54% for the year ended August 31, 2001.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.
/(D)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 1.46% for the year ended August 31, 2005; 0.88% for the year ended August 31, 2004 and 2.62% for the period ended August 31, 2003.
/(E)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class I shares by 1.46% for the year ended August 31, 2005, 0.88% for the period ended August 31, 2004.

See Notes to Financial Statements

                                      15

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The Fund currently offers three Classes of shares ("Class A", "Class C" and "Class I"). Initial outside investors purchased Class A shares of the fund on June 30, 1998. However, operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was May 1, 2003 and July 17, 2004 for Class I shares.

      The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $890,934 available to offset future capital gains, if any, of which $40,901 expires in 2008, $115,062 expires in 2009, $94,570 expires in 2010, $294,799 expires in 2011, $271,271 expires in 2012 and $74,331 expires in
2013. As of August 31, 2005, the Fund had no post-October capital loss deferral.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the

                                      16

reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      E. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with custodian bank which earn interest at the current market rate.

      F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share for the year ended August 31, 2005.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, The London Company of Virginia, ("TLC"), provides investment advisory services for an annual fee of 0.75% of the average daily net assets of the Fund. Prior to April 1, 2003, investment advisory services were provided by Virginia Management Investment Corporation ("VMIC"), which had sub-advisory agreement with TLC to provide sub-advisory services to the Fund. TLC has agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses of the Fund. For Class A shares expenses are currently limited to 1.49% of average net assets, Class C shares to 2.24% of average net assets and Class I shares to 1.24% of average net assets. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2005, the Advisor waived fees of $64,042 and reimbursed expenses of $28,197. Certain expenses, such as interest, taxes, brokerage costs, and extraordinary expenses are not subject to the limitation. As of August 31, 2005, a remaining balance of $12,908 was due from TLC and paid in November, 2005.

                                      17

      TLC will be entitled to reimbursement of fees waived or remitted by TLC to the Fund. The total amount of reimbursement recoverable by TLC is the sum of all fees previously waived or remitted by TLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to TLC with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2005 was $419,290. The reimbursement amount recoverable may not include any additional charges or fees, such as interest on the amount accrued. Such reimbursement would have to be approved by the Board of Directors of the Company. The total amount of recoverable reimbursements expire as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2006 $ 70,402
                            August 31, 2007   92,310
                            August 31, 2008   83,007
                            August 31, 2009   81,332
                            August 31, 2010   92,239
                                            --------
                               Total        $419,290
                                            ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or TLC may finance activities which are primarily intended to result in the sale of the Fund's Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or TLC. The Fund or TLC may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the year ended August 31, 2005, there were $20,582 of Class A distribution expenses and $1,137 of Class C distribution expenses incurred by the Fund.

      The Fund has also adopted a shareholder servicing plan for its Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the Class C average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended August 31, 2005 there were $379 of servicing fees incurred.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $13,378 of registration fees expense incurred and the $14,028 of shareholder services and reports expense incurred, CSS received $4,875 and $4,404, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets, with a $20,000 annual minimum. CSS earned $20,000 for its services for the year ended August 31, 2005, of which $11,400 was voluntarily waived.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the year ended August 31, 2005 were $2,452. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund Class A share

                                      18

redemptions occurring within 360 days of purchase and for certain Fund Class C share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. FDCC received $1,009 in CDSC's for the year ended August 31, 2005.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned $30,000 for its services for the year ended August 31, 2005, of which $17,101 was voluntarily waived.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA earned $10,000 for its services for the year ended August 31, 2005, of which $5,702 was voluntarily waived.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TLC, CSS, CFA, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2005, aggregated $4,362,236 and $6,445,458, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. There were no distributions to shareholders during the year ended August 31, 2005 or the year ended August 31, 2004.

      As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                Undistributed net investment income $   18,586
                Capital loss carryforward             (890,934)
                Unrealized appreciation              1,308,124
                                                    ----------
                                                    $  435,776
                                                    ==========

                                      19

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors World Funds, Inc.
Richmond, Virginia

      We have audited the accompanying statements of assets and liabilities of the New Market Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the New Market Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 30, 2005

                                      20

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (unaudited)

      Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships
                      and Tenure       Company                                         by Directors
                                       Overseen                                        and Number of
                                                                                       Funds in the
                                                                                       Complex
                                                                                       Overseen
-----------------------------------------------------------------------------------------------------
Interested Directors:
-----------------------------------------------------------------------------------------------------
 * John Pasco, III    Chairman,            9     Mr. Pasco is Treasurer and a Director The World
 8730 Stony Point     Director and               of Commonwealth Shareholder           Insurance
 Parkway              Treasurer since            Services, Inc. ("CSS"), the           Trust - 1 Fund
 Suite 205            May, 1997                  Company's Administrator, since
 Richmond, VA 23235                              1985; President and Director of First
 (60)                                            Dominion Capital Corp. ("FDCC"),
                                                 the Company's underwriter; President
                                                 and Director of Fund Services, Inc.,
                                                 the Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital Management,
                                                 Inc. since 1983 which also owns an
                                                 interest in the investment adviser to
                                                 the Third Millennium Russia Fund,
                                                 another fund of the Company;
                                                 President of Commonwealth Capital
                                                 Management, LLC, the adviser to the
                                                 Fund and the adviser to the
                                                 GenomicsFund series of the
                                                 Company, since December, 2000;
                                                 President and Director of
                                                 Commonwealth Fund Accounting,
                                                 Inc., which provides bookkeeping
                                                 services to the Company; and
                                                 Chairman, Trustee and Treasurer of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002; and Chairman, Director
                                                 and Treasurer of Vontobel Funds,
                                                 Inc., a registered investment
                                                 company, since March, 1997. Mr.
                                                 Pasco is also a certified public
                                                 accountant.
-----------------------------------------------------------------------------------------------------

                                      21

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships
                      and Tenure       Company                                          by Directors
                                       Overseen                                         and Number of
                                                                                        Funds in the
                                                                                        Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.       Director since      9     Retired. Mr. Boyd was Manager of       The World
10808 Hob Nail Court   May, 1997                 the Customer Services Operations and   Insurance
Potomac, MD 20854                                Accounting Division of the Potomac     Trust - 1 Fund;
(65)                                             Electric Power Company from            Satuit Capital
                                                 August, 1978 until April, 2005; a      Management
                                                 Trustee of The World Insurance         Trust - 1 Fund;
                                                 Trust, a registered investment         Janus Advisors
                                                 company, since May, 2002; a Trustee    Series Trust - 2
                                                 of Satuit Capital Management Trust, a  Funds
                                                 registered investment company, since   (September
                                                 October, 2002; a Trustee of Janus      2003 - May
                                                 Advisors Series Trust, a registered    2005)
                                                 investment company, since
                                                 September, 2003; and Director of
                                                 Vontobel Funds, Inc., a registered
                                                 investment company, since March,
                                                 1997. Mr. Boyd is also a certified
                                                 public accountant.
--------------------------------------------------------------------------------------------------------
William E. Poist       Director since      9     Mr. Poist is a financial and tax       The World
5272 River Road        May, 1997                 consultant through his firm            Insurance
Bethesda, MD 20816                               Management Funds Consulting for        Trust - 1 Fund;
(66)                                             Professionals since 1968; a Trustee of Satuit Capital
                                                 Satuit Capital Management Trust, a     Management
                                                 registered investment company, since   Trust - 1 Fund
                                                 November, 2003; and a Trustee of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002; and Director of Vontobel
                                                 Funds, Inc., a registered investment
                                                 company, since March, 1997. Mr.
                                                 Poist is also a certified public
                                                 accountant.
--------------------------------------------------------------------------------------------------------

                                      22

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                 Other
                        with Company     Funds in  During the Past 5 Years                 Directorships
                        and Tenure       Company                                           by Directors
                                         Overseen                                          and Number of
                                                                                           Funds in the
                                                                                           Complex
                                                                                           Overseen
----------------------------------------------------------------------------------------------------------
Non-Interested Directors (continued):
----------------------------------------------------------------------------------------------------------
Paul M. Dickinson       Director since      9      Mr. Dickinson is President of Alfred    The World
8704 Berwickshire Drive May, 1997                  J. Dickinson, Inc. Realtors since       Insurance
Richmond, VA 23229                                 April, 1971; a Trustee of Satuit        Trust - 1 Fund;
(58)                                               Capital Management Trust, a             Satuit Capital
                                                   registered investment company, since    Management
                                                   November, 2003; Trustee of The          Trust - 1 Fund
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and Director of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997.
----------------------------------------------------------------------------------------------------------
Officers:
----------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since     N/A    Mr. Parker is Secretary of CSS and      N/A
1500 Forest Avenue      May, 1997                  FDCC since 1986; Secretary of The
Suite 222                                          World Insurance Trust, a registered
Richmond, VA 23229                                 investment company, since May,
(62)                                               2002; and Secretary of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997; and
                                                   partner in the law firm Parker and
                                                   McMakin.
----------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the    N/A    Mr. Faust is President of CSI Capital   N/A
One Montgomery Street   CSI Equity Fund            Management, Inc., a registered
Suite 2525              series since               investment adviser, since 1978. Mr.
San Francisco, CA 94104 October, 1997              Faust is also a partner in the law firm
(59)                                               Taylor & Faust since September,
                                                   1975.
----------------------------------------------------------------------------------------------------------
* Stephen Goddard       Vice President      N/A    Mr. Goddard has been the President      N/A
One James Center        of the Company             and principal shareholder of The
Suite 1501              and President of           London Company, a registered
Richmond, VA 23219      the New Market             investment adviser, since its inception
(44)                    Fund series                and has been the portfolio manager of
                        since March,               the New Market Fund series since its
                        2003                       inception on October 1, 1998. Mr.
                                                   Goddard is also a director and
                                                   shareholder of Virginia Management
                                                   Investment Corporation, a registered
                                                   investment adviser. Mr. Goddard has
                                                   sixteen years experience in senior
                                                   portfolio management, security
                                                   analysis and finance.
----------------------------------------------------------------------------------------------------------

                                      23

Name, Address and Age       Position(s) Held   Number of Principal Occupation(s)                 Other
                            with Company       Funds in  During the Past 5 Years                 Directorships
                            and Tenure         Company                                           by Directors
                                               Overseen                                          and Number of
                                                                                                 Funds in the
                                                                                                 Complex
                                                                                                 Overseen
--------------------------------------------------------------------------------------------------------------
Officers (continued):
--------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President of     N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the          the Company and              Millennium Investment Advisors,
Americas, 32nd Floor        President of the             LLC, a registered investment adviser,
New York, NY 10036          Third Millennium             since April, 1998; and Chairman of
(64)                        Russia Fund series           ROSGAL Insurance since 1993.
                            since October,
                            1998
--------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President of     N/A    Chairman, President and Treasurer of         N/A
2608 Goldbug Avenue         the Company and              Satuit Capital Management Trust, an
Sullivan's Island, SC 29482 President of                 open-end investment management
(44)                        the GenomicsFund             company, since December, 2000;
                            series since                 Managing Director and Investment
                            January, 2003                Officer of Satuit Capital
                                                         Management, LLC, a registered
                                                         investment adviser, from June, 2000
                                                         to Present; Portfolio Manager and
                                                         Senior Equity Analyst at Cadence
                                                         Capital Management from 1997 to
                                                         2000, an institutional asset
                                                         management firm.
--------------------------------------------------------------------------------------------------------------
* Russell Platt             Vice President of     N/A    Mr. Platt is Chief Executive Officer         N/A
518 17th Street             the Company and              of Forum Partners, an investment
Suite 1700                  President of the             management firm. Previously he was
Denver, CO 80202            Dividend Capital             a Managing Director of Security
                            Realty Income                Capital Research and Management,
                            Fund series since            Inc.'s investment management
                            December, 2003               subsidiary Prior to joining Security
                                                         Capital, Mr. Platt served as President-
                                                         International of JER Partners, a real
                                                         estate investment company, and prior
                                                         to that, served from 1982 to 1999 at
                                                         Morgan Stanley.
--------------------------------------------------------------------------------------------------------------

                                      24

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                 Other
                      with Company     Funds in  During the Past 5 Years                 Directorships
                      and Tenure       Company                                           by Directors
                                       Overseen                                          and Number of
                                                                                         Funds in the
                                                                                         Complex
                                                                                         Overseen
------------------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------------------
* Gunter Faschang     Vice President      N/A    Mr. Faschang began his career in             N/A
450 Park Avenue       of the Company             September 1995 as a registered trader
New York, NY 10022    and President of           on the floor of the Frankfurt Stock
(33)                  the Eastern                Exchange with Sputz AG and Exco-
                      European Equity            Bierbaum. In March 1997 he joined
                      Fund series                Investmentbank Austria, Vienna, as a
                      since November,            Central European equity strategist. In
                      2004                       January 1998 Mr. Faschang moved to
                                                 Erste Bank, Vienna, as a Central
                                                 European equity strategist and sector
                                                 analyst for Russian oil stocks, with
                                                 responsibility for organizing the Erste
                                                 group's Central European research
                                                 effort. In March 2000 he was
                                                 appointed manager of Erste-
                                                 Sparinvest's Danubia Fund. In July
                                                 2001 Mr. Faschang joined Vontobel
                                                 Asset Management AG as head of
                                                 Eastern European equity management
                                                 and research, and was at the same
                                                 time appointed a Vice President of
                                                 Vontobel Asset Management, a
                                                 registered investment adviser.
------------------------------------------------------------------------------------------------------
Peter L. Smith        Chief               N/A    Mr. Smith is Director of Compliance          N/A
4834 Langdrum Lane    Compliance                 for AmeriMutual Funds Distributor,
Chevy Chase, MD 20815 Officer                    and Newfield Advisors, LLC, a
(72)                                             registered broker dealer and a
                                                 registered investment adviser,
                                                 respectively, from 2003 to present;
                                                 Senior Compliance Officer of Mutual
                                                 Fund Services, FBR National Bank
                                                 and Trust, from 2002 to 2003; and
                                                 Senior Vice President of Operations,
                                                 Administration and Compliance for
                                                 the Monument Funds, a registered
                                                 investment company and Principal of
                                                 Monument Distributors, Inc., a
                                                 registered broker-dealer from 1998 to
                                                 2001.
------------------------------------------------------------------------------------------------------

                                      25

NEW MARKET FUND
SUPPLEMENTAL INFORMATION Continued (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors held on February 16, 2005, the Board of Directors of the Company, including the directors of the Company who are not "interested persons" of the company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the fund and The London Company of Virginia (the "Advisor").

      With respect to the re-approval of the Advisory Agreement, the Board considered the following factors: (i) the terms and conditions of the Advisory Agreement, (ii) the proposed fees; (iii) the nature, quality and extent of the services to be provided under the Advisory Agreement; (iv) information concerning the Advisor, including information on the qualification and experience of the investment manager; (v) information on the profitability;
(vi) the code of ethics, proxy voting policies and written compliance procedures of the Advisor; (vii) comparative industry data on the performance, fee levels and expense ratios of the Fund and its competitors.

      After consideration of all of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees that were fair and reasonable to the Fund. The directors, including a majority of the Independent Directors of the Company unanimously approved the Advisory Agreement.

                                      26

Investment Manager:

   The London Company
     One James Center
     Suite 1501
     Richmond, Virginia 23219

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free, or visit us on the web at www.theworldfunds.com
                                    [GRAPHIC]



                         Annual Report to Shareholders

                              THE NEW MARKET FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2005

                         Annual Letter to Shareholders

                   For the Fiscal Year Ended August 31, 2005

      The Third Millennium Russia Fund has had another good year, demonstrating year end results of 49.18 %. The Russian stock market has continued its upward trend, with the Russian economy and many of the Fund's investments showing outstanding performances. With the Yukos affair in the past, the emphasis in the Fund shifted back to oil and gas, after a couple of years where our results more reflected strength in telecom, steel and fertilizers. Steel prices are rebounding, but these companies, as well as telecom companies, are not as evident in the Portfolio as previously. Fertilizer companies, on the other hand, continue their strong performance.

      This past summer, I joined a group of Western investors on a Tupolev 134 for an eight day trip to eleven companies based in Kemerovo, Bratsk, Irkutsk, Mezhdurechensk, and the Pacific seaport of Vladivostok (which means "Conqueror of the East"). On the way back to Moscow, we stopped in Central Siberia in Mirny where the diamond monopoly Alrosa operates a huge open pit diamond mine. Flying high above taiga and tundra, mountains, raging rivers and Lake Baikal, the world's largest fresh water lake, we covered the equivalent of three round trips across the United States, traveling through 9 time zones (Russia has 11).

      The general itinerary was a meeting with management, beginning with snappy multi-color, English-language power point presentations such as we would expect in New York, and then a visit to production facilities.

      Sunday Departure. Our Moscow departure took us on a four hour flight to Kemorovo, our first Siberian stop. At the Graal Park, a modern businessman's hotel, we were met by mini bars, buffet breakfasts, express check-outs: all the comforts of home. We came to expect this type of room and board night after night of our trip.

      Monday Morning: the Work Week Begins. Busing to Topki, the home of Siberian Cement, we listened to the first of what became a pattern of smart, cogent business plan presentations, here by the 35 year old President Andrei Muravyev. His name may be Russian but he looks like an eager, young Harvard MBA. He recalled how the company acquired bankrupt plants and has recently enjoyed the 50% rise in the price of cement given the construction boom in Russia. In cement, it is all about geographic position. The company is planning to "export" by acquiring plants beyond Russia, in the "near abroad" countries. An IPO is expected.

      Monday Afternoon: Kuzbass steel plant. We boarded the TU-134 jet liner for the flight to Novokuznetsk and a bus ride to Mezhdurechensk to attend a meeting with management and a plant tour. This facility is part of the Mechel steel company, one of the world's most integrated in terms of access to coking coal and iron ore. Mechel recently had a successful IPO. The technical director, Sergei Popov, took us around, noting that Soviet-era technical geological data is still the basis for their bids for new licenses. (In the Oil Patch, too, the great reservoir of Soviet-era data and exploratory drilling is a pre-investment quick start for modern-day entrepreneurs.)

      After another four hour flight, we booked into the Taiga Hotel in Bratsk, down the Angara River from Irkutsk, at the mouth of Lake Baikal, in central Siberia. The main rivers in Siberia all flow from the mountains in the south to the northern permafrost where no one lives. Soviet ministries had tried a little atomic canal digging to re-channel the flows, but made little progress.

      Tuesday: Bratsk Aluminum and Hydro. These two facilities, the world's largest aluminum plant and the nearby dam are closely related. The dam was built in the 1950's to generate the electricity which is the largest cost in making aluminum. Bratsk Hydro is part of Irkutsk Energo, Russia's largest hydroelectric, public company, and supplies low cost fuel to the plant which consumes 80% of its output.

      Bratsk Aluminum is owned by RUSAL. It fills an entire valley, its smoke stacks dominating the horizon. In the plant, thousands of rectangular metal furnaces flow electric power from anode to cathode to cook alumina ore into aluminum liquid. The liquid is then molded into ingots for shipping on to other plants which extrude them into finished products. Built in 1954, this old facility does not reflect the upgrading in plants seen today in Russia's steel factories. Their current substantial cash flows are instead used to modernize furnaces. Only an hour flight this time (same time zone) took us to Irkutsk, the capital of Eastern Siberia, where we bunked into the Baikal Business Center Hotel.

      Wednesday: Irkut aerospace and Irkutsenergo. Irkut recently went public. It makes fighter jets and an extraordinary plane, the BE-200. The BE-200 swoops down over water, picking up vast gallons for dumping on forest fires. The US Forest Service has ordered some. Irkut's management gamely hopes to be the core for the organizing of eight other aerospace, government-owned companies. Many of these companies will be design bureaus bearing the names of previously-well know Russian aircraft.

      Thursday: On the Pacific Coast. Late the night before, we had taken another long flight to the coast. Even though flying straight would have saved hours, we cruised north of the Chinese border, much like Russia's newest oil pipeline. We booked into the Hyundai Hotel and, indeed, everywhere, we could see the Korean influences. This port city reminds one of San Francisco with dramatic heights and views all round.

      Our first meeting was with management, headed by another young, attractive CEO, Anton Alexeev, at the Far East Telecom building. Currently, the Russian wireline telecom industry, which was re-organized into seven super-regional companies, is waiting as the Russian Government (or its holding company, Sviazinvest) prepares to sell its remaining - but majority - holdings in these companies.

      We then moved to the Port Embankment. Entering Far Eastern Shipping's historic headquarters, we encountered a Captain's Wheel and other maritime artifacts. Vladivostok was of course a closed, Soviet naval port until recently. FESCO is this year celebrating its 125th Anniversary and its CEO, Eugene Ambrosov - himself a merchant marine Captain whose father and brother also worked in the company - regaled us with the 125 year proud history of his company and Russia's maritime industry, including a film. The highlight of their celebration so far was the WEEK ABOARD their one passenger ship spent by Russia's President Vladimir Putin.

      FESCO operates a fleet of container ships, break bulk cargo ships and ice breakers, one of which is on a 10-year charter to Exxon/Mobil for its operations on Sakhalin Island to the north. Our Captain/ CEO noted the importance of the China trade which is growing 20% a year and opined that China would continue to play the role of the "World Economic Generator" for the next three to four years.

      Sunday. On our return flight to Moscow, we flew in to Mirny, in north central Siberia, the site of the world's largest open pit diamond mine, owned by Alrosa. We began our visit with a management meeting in an under renovation building whose conference room sported a huge chandelier (one could only hope was diamonds and not just crystal), We then went to the pit on the edge of Mirny. Alrosa is entirely Russian Government owned, working in conjunction with DeBeers to control the world diamond trade. As a result investor opportunities here are well into the future.

      Finally we boarded the TU-134 for the final leg to Moscow and a return to our daily routines of analyzing discounted cash flows, commodity cycles and the other of stock picking . . . But at least we'd gone out and kicked a few tires. Thank you for your continuing support.

                                    John T. Connor, Jr.
                                    Portfolio Manager
                                    Third Millennium Russia Fund

                                    [CHART]

                 COMPARISON OF $10,000 INVESTMENT IN
       THIRD MILLENNIUM RUSSIA FUND VS. THE MOSCOW TIMES INDEX
                              Class C Shares

          THIRD MILLENNIUM   THE MOSCOW
            RUSSIA FUND      TIMES INDEX
          ----------------   -----------
10/1/98          10               10
8/31/99          13               31
8/31/00          25               73
8/31/01          21               31
8/31/02          26               51
8/31/03          40               81
8/31/04          53               95
8/31/05          83              141


Past performance is not predictive of future performance. Performance fugures include deduction of maximum applicable sales charges.


Average Annual Total Return for Period Ended August 31, 2005*
                       Class C Shares

           1 Year          5 Year           Since Inception
          --------        ---------         ----------------
           40.65%           25.26%               30.52%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Moscow Times Index is an unmanaged index of the 50 most liquid and most highly capitalized Russian stocks.

The Index performance in Russia and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The Moscow Times Index does not take this factor into consideration.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                    [CHART]

                  COMPARISON OF $10,000 INVESTMENT IN
        THIRD MILLENNIUM RUSSIA FUND VS. THE MOSCOW TIMES INDEX
                            Class C Shares


          THIRD MILLENNIUM   THE MOSCOW
            RUSSIA FUND      TIMES INDEX
          ----------------   -----------
12/3/03          10              10
8/31/04          11              11
8/31/05          16              17

Past performance is not predictive of future performance.


Average Annual Total Return for Period Ended August 31, 2005*
                       Class C Shares

           1 Year                  Since Inception
          --------                 ---------------
           46.03%                      30.52%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Moscow Times Index is an unmanaged index of the 50 most liquid and most highly capitalized Russian stocks.

The Index performance in Russia and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The Moscow Times Index does not take this factor into consideration.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                    [CHART]

COMPARISON OF $10,000 INVESTMENT IN
THIRD MILLENNIUM RUSSIA FUND VS. THE MOSCOW
TIMES INDEX Class I Shares

          THIRD MILLENNIUM   THE MOSCOW
            RUSSIA FUND      TIMES INDEX
          ----------------   -----------
1/30/04         10.00           10.00
8/31/04          9.92            9.98
8/31/05         14.86           14.86

Past performance is not predictive of future performance.

Average Annual Total Return for Period Ended August 31, 2005*
                     Class I Shares

1 Year             Since Inception
-------           -----------------
49.61%                 28.28%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Moscow Times Index is an unmanaged index of the 50 most liquid and most highly capitalized Russian stocks.

The Index performance in Russia and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The Moscow Times Index does not take this factor into consideration.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

THIRD MILLENNIUM RUSSIA FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2005 and held for the six months ended August 31, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A CLASS           Beginning Account Ending Account  Expenses Paid During
                        Value            Value             Period*
                    March 1, 2005   August 31, 2005 March 1, 2005 through
                                                       August 31, 2005
-------------------------------------------------------------------------
Actual                 $1,000          $1,492.50           $17.28
-------------------------------------------------------------------------
Hypothetical           $1,000          $1,011.25           $13.94
(5% return before
expenses)
-------------------------------------------------------------------------

C CLASS           Beginning Account Ending Account  Expenses Paid During
                        Value            Value             Period*
                    March 1, 2005   August 31, 2005 March 1, 2005 through
                                                       August 31, 2005
-------------------------------------------------------------------------
Actual                 $1,000          $1,480.40           $21.88
-------------------------------------------------------------------------
Hypothetical           $1,000          $1,007.50           $17.71
(5% return before
expenses)
-------------------------------------------------------------------------
I CLASS           Beginning Account Ending Account  Expenses Paid During
                        Value            Value             Period*
                    March 1, 2005   August 31, 2005 March 1, 2005 through
                                                       August 31, 2005
-------------------------------------------------------------------------
Actual                 $1,000          $1,606.30           $16.42
-------------------------------------------------------------------------
Hypothetical           $1,000          $1,012.50           $12.68
(5% return before
expenses)
-------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 2.75% for Class
           A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]


Agriculture/chemicals         9.28%
Cellular Telecommunications   7.47%
Consumer                      5.22%
Financial                     4.90%
Gas distribution             12.82%
Natural resources             6.32%
Oil distribution             18.77%
Oil production               10.82%
Other assets, net             8.67%
Steel                         5.13%
Transportation                3.86%
Utilities                     1.70%
Wireline telecommunications   5.04%

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2005

        Number                                                Market
        of Shares  Security Description                       Value
        ---------  --------------------                     -----------

                   COMMON STOCK:                     91.44%

                   AGRICULTURE/CHEMICALS:             9.37%
        90,000,000 Dniproazot*                              $   540,000
           500,000 Dniproazot ADR*                               60,000
           279,736 Nevinnomyssky Azot*                          237,776
            16,400 Stirol GDR                                 2,228,753
         4,930,000 Uralkaliy                                  3,717,220
                                                            -----------
                                                              6,783,749
                                                            -----------

                   CELLULAR TELECOMMUNICATION:        7.47%
            56,000 Mobile Telesystems ADR                     2,072,000
            81,000 Vimpel Communications ADR*                 3,339,630
                                                            -----------
                                                              5,411,630
                                                            -----------

                   CONSUMER:                          5.22%
            38,206 Kalina Rts*                                1,279,901
            58,500 Pyaterochka Holding GDR*                     964,080
            63,750 RBC Information System ADR*                1,315,800
            11,500 Slavutich Pivzavod*                          221,467
                                                            -----------
                                                              3,781,248
                                                            -----------

                   FINANCIAL:                         4.90%
            30,000 Sberbank RF GDR*                           2,658,000
             1,000 Sberbank RF*                                 890,000
                                                            -----------
                                                              3,548,000
                                                            -----------

                   GAS DISTRIBUTION:                 12.82%
            15,000 Novatek OAO Spon GDR*                        327,750
             2,000 Novatek OAO                                4,370,000
            70,000 RAO Gazprom ADR Reg S                      3,430,000
           183,554 Teton Petroleum Co.*                       1,156,390
                                                            -----------
                                                              9,284,140
                                                            -----------

                   NATURAL RESOURCES:                 6.32%
            34,000 Norilsk JSC Mining & Smelting ADR          2,424,200
            14,000 Verkhanaya Salda Metal                     2,156,000
                                                            -----------
                                                              4,580,200
                                                            -----------

          Number                                                Market
          of Shares      Security Description                   Value
          ---------      --------------------                 -----------

                         OIL DISTRIBUTION:             18.78%
              250,000    Caspian Services Inc.*               $   997,500
              596,250    Dragon Oil PLC                         1,916,901
              104,000    Lukoil ADR                             5,054,400
              250,000    Nelson Resources Ltd.*                   633,364
              300,000    OAO Ufaneftekhim                         759,000
               39,500    Purneftegas                            1,392,375
              165,000    Sibneft ADR                            2,846,250
                                                              -----------
                                                               13,599,790
                                                              -----------

                         OIL PRODUCTION:               10.83%
               57,000    Surgutneftegaz ADR                     2,707,500
              840,000    Tyumen Oil*                            5,132,400
                                                              -----------
                                                                7,839,900
                                                              -----------

                         STEEL:                         5.13%
            1,141,040    Novolipetsk Ferrous Metal              1,346,427
                7,750    Seversky Tube Works ADR                  608,375
               35,000    Severstal GDR                          1,452,500
                1,900    Sinarsky Tube Works                      129,200
               14,000    Zaporozhstal Iron GDR                    180,789
                                                              -----------
                                                                3,717,291
                                                              -----------

                         TRANSPORTATION:                3.86%
                8,800    Aeroflot GDR                           1,276,000
               50,000    Far Eastern Shipping GDR*                906,250
              500,000    Irkut                                    330,000
              500,000    Kamaz*                                   285,000
                                                              -----------
                                                                2,797,250
                                                              -----------

                         UTILITIES:                     1.70%
               25,000    Donbasenergo*                            107,825
               33,990    RAO Unified Energy System ADR          1,121,670
                                                              -----------
                                                                1,229,495
                                                              -----------

                         WIRELINE TELECOMMUNICATION:    5.04%
               10,000    Sibertelecom ADR                         492,000
              160,000    Uralsvyazinform ADR                    1,174,400
              247,000    Volgatelecom ADR                       1,985,880
                                                              -----------
                                                                3,652,280
                                                              -----------

              Number                                     Market
              of Shares   Security Description           Value
              ---------   --------------------         -----------

                          TOTAL INVESTMENTS:
                          (Cost: $49,899,758)   91.44% $66,224,973
                          Other assets, net      8.56%   6,202,711
                                               ------  -----------
                          NET ASSETS           100.00% $72,427,684
                                               ======  ===========

* Non-income producing
**Cost for Federal income tax purpose is $49,899,758 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $16,677,158
                   Gross unrealized depreciation    (351,943)
                                                 -----------
                   Net unrealized appreciation   $16,325,215
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $49,899,758) (Notes 1 & 3)                       $66,224,973
 Cash & Cash equivalents                                                                     5,638,513
 Receivables:
   Dividends                                                                    $  828,108
   Interest                                                                          9,701
   Capital stock sold                                                              475,294
   Securities sold                                                                 538,137
                                                                                ----------
                                                                                             1,851,240
 Other assets                                                                                   42,184
                                                                                           -----------
     TOTAL ASSETS                                                                           73,756,910
                                                                                           -----------

LIABILITIES
 Payables:
   Securities purchased                                                          1,164,438
   Capital stock redeemed                                                           41,368
                                                                                ----------
                                                                                             1,205,806
 Accrued expenses:
   Advisor fees                                                                     87,605
   12b-1 fees                                                                       17,212
   Administrative fees                                                               2,361
   Other accrued expenses                                                           16,242
                                                                                ----------
                                                                                               123,420
                                                                                           -----------
     TOTAL LIABILITIES                                                                       1,329,226
                                                                                           -----------

NET ASSETS                                                                                 $72,427,684
                                                                                           ===========
Net Assets - Class A shares                                                                $66,145,249
                                                                                           ===========
 NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A SHARE
   ($66,145,249 / 1,455,657 shares outstanding) (Note 2)                                   $     45.44
                                                                                           ===========
 MAXIMUM OFFERING PRICE PER SHARE ($45.44 X 100/94.25)                                     $     48.21
                                                                                           ===========
Net Assets - Class C shares                                                                $   395,752
                                                                                           ===========
 NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER CLASS C SHARE
   ($395,752 / 8,827 shares outstanding) (Note 2)                                          $     44.83
                                                                                           ===========
Net Assets - Class I shares                                                                $ 5,886,683
                                                                                           ===========
 NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER CLASS I SHARE
   ($5,886,683 / 129,477 shares outstanding) (Note 2)                                      $     45.47
                                                                                           ===========

 At August 31, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                           $50,773,439
 Accumulated net realized gain on investments and foreign currency transactions              5,329,030
 Net unrealized appreciation of investments and foreign currency transactions               16,325,215
                                                                                           -----------
 Net assets                                                                                $72,427,684
                                                                                           ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends (net of $169,467 foreign taxes withheld)                          $1,330,780
 Interest                                                                        37,921
                                                                             ----------
                                                                                        $ 1,368,701
                                                                                        -----------

EXPENSES
 Investment advisory fees (Note 2)                                              967,790
 12b-1 fees, Class A (Note 2)                                                   133,932
 12b-1 and service fees, Class C (Note 2)                                         2,646
 Custodian fees                                                                  68,847
 Accounting fees                                                                 50,828
 Legal and audit fees                                                           100,373
 Registration fees                                                               22,161
 Insurance expense                                                               16,266
 Recordkeeping and administrative services (Note 2)                             111,775
 Transfer agent fees (Note 2)                                                   110,179
 Shareholder servicing and reports (Note 2)                                      72,468
 Chief Compliance Officer fees                                                    7,840
 Directors fees                                                                  11,700
 Miscellaneous                                                                   66,689
                                                                             ----------
   Total expenses                                                                         1,743,494
 Management fee waiver (Note 2)                                                            (225,344)
                                                                                        -----------
 Expenses, net                                                                            1,518,150
                                                                                        -----------
 Net investment loss                                                                       (149,449)
                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
  FOREIGN CURRENCIES
 Net realized gain on investments                                                         5,568,981
 Net realized gain on foreign currency conversions                                            6,331
 Net change in unrealized appreciation of investments and foreign currencies             16,728,341
                                                                                        -----------
 Net gain on investments                                                                 22,303,653
                                                                                        -----------
 Net increase in net assets resulting from operations                                   $22,154,204
                                                                                        ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Year ended       Year ended
                                                                       August 31, 2005 August 31, 2004*
                                                                       --------------- ----------------
OPERATIONS
 Net investment loss                                                     $  (149,449)    $  (417,635)
 Net realized gain on investments and foreign currency transactions        5,575,312       9,474,110
 Change in unrealized appreciation/depreciation of investments            16,728,341      (5,937,416)
                                                                         -----------     -----------
 Net increase in net assets resulting from operations                     22,154,204       3,119,059

DISTRIBUTION TO SHAREHOLDERS FROM
 Capital gains--Class A shares ($5.66 and $3.82 per share,
   respectively)                                                          (7,056,291)     (2,898,931)
 Capital gains--Class C shares ($5.55 and $3.82 per share,
   respectively)                                                             (35,527)           (690)
 Capital gains--Class I shares ($5.72 and $.-- per share,
   respectively)                                                            (211,149)             --
                                                                         -----------     -----------
 Net distributions                                                        (7,302,967)     (2,899,621)
                                                                         -----------     -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from capital share transactions--
  Class A shares**                                                        10,079,245      20,065,630
Net increase in net assets resulting from capital share transactions--
  Class C shares**                                                           176,552         153,238
Net increase in net assets resulting from capital share transactions--
  Class I shares**                                                         3,762,187       1,400,000
Net increase in net assets                                                28,891,221      21,838,306
Net assets at beginning of period                                         43,558,463      21,720,157
                                                                         -----------     -----------

NET ASSETS at the end of the period                                      $72,427,684     $43,558,463
                                                                         ===========     ===========

* Commencement of operations for Class C shares was December 3, 2003, and January 30, 2004 for Class I shares.
**A summary of capital share transactions follows:

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------

                                           Year ended               Year ended
                                         August 31, 2005         August 31, 2004
                                     ----------------------  -----------------------
                                      Shares       Value       Shares       Value
Class A shares                       --------  ------------  ---------  ------------
Shares sold                           751,221  $ 29,153,348  1,347,912  $ 51,504,723
Shares reinvested from distributions  199,960     6,612,666     92,215     2,837,461
Shares redeemed                      (675,581)  (25,686,769)  (975,447)  (34,276,554)
                                     --------  ------------  ---------  ------------
Net increase                          275,600  $ 10,079,245    464,680  $ 20,065,630
                                     ========  ============  =========  ============

                                           Year ended              Period ended
                                         August 31, 2005         August 31, 2004*
                                     ----------------------  -----------------------
                                      Shares       Value       Shares       Value
Class C shares                       --------  ------------  ---------  ------------
Shares sold                             6,521  $    249,162      6,651  $    247,469
Shares reinvested from distributions    1,017        33,350         22           690
Shares redeemed                        (2,825)     (105,960)    (2,558)      (94,921)
                                     --------  ------------  ---------  ------------
Net increase                            4,713  $    176,552      4,115  $    153,238
                                     ========  ============  =========  ============

                                           Year ended              Period ended
                                         August 31, 2005         August 31, 2004*
                                     ----------------------  -----------------------
                                      Shares       Value       Shares       Value
Class I shares                       --------  ------------  ---------  ------------
Shares sold                            93,504  $  3,821,537     37,202  $  1,400,000
Shares reinvested from distributions    6,395       211,150         --            --
Shares redeemed                        (7,624)     (270,500)        --            --
                                     --------  ------------  ---------  ------------
Net increase                           92,275  $  3,762,187     37,202  $  1,400,000
                                     ========  ============  =========  ============

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 Class A Shares
                                        -----------------------------------------------------------
                                                             Years ended August 31,
                                        -----------------------------------------------------------
                                          2005        2004          2003          2002          2001
                                        -------   -------       -------       -------       -------
Per Share Operating Performance
Net asset value, beginning of period    $ 35.66   $ 30.36       $ 20.81       $ 17.31       $ 26.37
                                        -------   -------       -------       -------       -------
Income from investment operations--
 Net investment income (loss)              (.10)    (0.35)         0.03         (0.18)        (0.06)
 Net realized and unrealized gain
   (loss) on investments                  15.54      9.50         10.71          3.68         (5.35)
                                        -------   -------       -------       -------       -------
 Total from investment operations         15.44      9.15         10.74          3.50         (5.41)
Less distributions--
 Distributions from ordinary income          --     (0.03)           --            --            --
 Distributions from realized gains
   on investments                         (5.66)    (3.82)        (1.19)           --         (3.65)
                                        -------   -------       -------       -------       -------
 Total distributions                      (5.66)    (3.85)        (1.19)           --         (3.65)
Net asset value, end of period          $ 45.44   $ 35.66       $ 30.36       $ 20.81       $ 17.31
                                        =======   =======       =======       =======       =======
Total Return                              49.25%    32.15%        54.05%        20.22%       (16.36%)
                                        =======   =======       =======       =======       =======
Ratios/Supplemental Data
Net assets, end of period (000's)       $66,165   $42,086       $21,720       $11,538       $ 3,299
Ratio of expenses to average net assets
Ratio to average net assets/ (A)/
 Expenses                                  2.75%     2.76%/(B)/    2.79%/(B)/    2.91%/(B)/    3.46%/(B)/
 Expense ratio--net                        2.75%     2.75%/(C)/    2.75%/(C)/    2.75%/(C)/    2.75%/(C)/
 Net investment income (loss)             (0.27%)   (1.10%)        0.14%        (1.18%)       (0.48%)
Portfolio turnover rate                   87.94%   105.60%        57.55%       140.79%        54.05%

/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.41% for the year ended August 31, 2005; by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, and 5.52% for the year ended August 31, 2001.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               Class C Shares               Class I Shares
                                        --------------------         --------------------
                                        Year ended  Period ended     Year ended  Period ended
                                        August 31,   August 31,      August 31,   August 31,
                                           2005        2004*            2005        2004*
                                        ---------- ------------      ---------- ------------
Per Share Operating Performance
Net asset value, beginning of period      $35.41     $ 34.32           $35.66     $ 35.92
                                          ------     -------           ------     -------
Income from investment operations--
 Net investment income (loss)               (.31)      (0.46)              --       (0.14)
 Net realized and unrealized gain
   (loss) on investments                   15.28        5.40            15.54       (0.12)
                                          ------     -------           ------     -------
 Total from investment operations          14.97        4.94            15.54       (0.26)
Less distributions--
 Distributions from ordinary income           --       (0.03)              --          --
 Distributions from realized gains
   on investments                          (5.55)      (3.82)           (5.73)         --
                                          ------     -------           ------     -------
 Total distributions                       (5.55)      (3.85)           (5.73)         --
Net asset value, end of period            $44.83     $ 35.41           $45.47     $ 35.66
                                          ======     =======           ======     =======
Total Return                               48.03%      16.08%           49.61%      11.84%
                                          ======     =======           ======     =======
Ratios/Supplemental Data
Net assets, end of period (000's)         $  396     $   146           $5,887     $ 1,327
Ratio of expenses to average net assets
Ratio to average net assets/ (A)/
 Expenses                                   3.50%       3.51%**/(B)/     2.50%       2.51%**/(B)/
 Expense ratio--net                         3.50%       3.50%**/(C)/     2.50%       2.50%**/(C)/
 Net investment income (loss)              (1.01%)     (1.02%)**        (0.02%)     (0.85%)**
Portfolio turnover rate                    87.94%     105.60%           87.94%     105.60%

*Commencement of operations for Class C shares was December 3, 2003, and
 January 30, 2004 for Class I shares.
**Annualized

/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.41% for the year ended August 31, 2005; by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, and 5.52% for the year ended August 31, 2001.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

      Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      D. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      E. Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      F. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      H. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2005, the Fund decreased accumulated net investment loss by $149,449, decreased paid in capital by $39,478 and decreased accumulated net realized gain on investments and foreign currency transactions by $109,971.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2005, the Advisor waived fees of $225,386.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2005 was $903,786 and expire as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2006 $118,930
                            August 31, 2007  173,642
                            August 31, 2008  183,099
                            August 31, 2009  202,729
                            August 31, 2010  225,386
                                            --------
                                             903,786
                                            ========

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the year ended August 31, 2005 were $55,737. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2005, the CDSC for Fund shares redeemed was $205,583.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2005, $136,578 was incurred in distribution and shareholder servicing fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $22,161 of registration fees expense incurred and the $72,468 of shareholder services and reports expense incurred, CSS received $4,980 and $12,417, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets. CSS received $111,775 for its services for the year ended August 31, 2005.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $55,161 for its services for the year ended August 31, 2005.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2005, were $38,184,225 and $26,453,466, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the year ended August 31, 2005 and the year ended August 31, 2004, respectively, was as follows:

                                       Year ended      Year ended
                                     August 31, 2005 August 31, 2004
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income           $1,934,661      $   19,454
             Long term capital gains    5,368,306       2,880,167
                                       ----------      ----------
                                       $7,302,967      $2,899,621
                                       ==========      ==========

      As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                      Net realized gains      $ 5,329,030
                      Unrealized appreciation  16,325,215
                                              -----------
                                              $21,654,245
                                              ===========

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

      We have audited the accompanying statements of assets and liabilities of the Third Millenium Russia Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Third Millenium Russia Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 30, 2005

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

      Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships by
                      and Tenure       Company                                          Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Interested Directors:
--------------------------------------------------------------------------------------------------------
 * John Pasco, III    Chairman,            9     Mr. Pasco is Treasurer and a Director   The World
 8730 Stony Point     Director and               of Commonwealth Shareholder             Insurance
 Parkway              Treasurer since            Services, Inc. ("CSS"), the             Trust - 1 Fund
 Suite 205            May, 1997                  Company's Administrator, since
 Richmond, VA 23235                              1985; President and Director of First
 (60)                                            Dominion Capital Corp. ("FDCC"),
                                                 the Company's underwriter; President
                                                 and Director of Fund Services, Inc.,
                                                 the Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital Management,
                                                 Inc. since 1983 which also owns an
                                                 interest in the investment adviser to
                                                 the Third Millennium Russia Fund,
                                                 another fund of the Company;
                                                 President of Commonwealth Capital
                                                 Management, LLC, the adviser to the
                                                 Fund and the adviser to the
                                                 GenomicsFund series of the
                                                 Company, since December, 2000;
                                                 President and Director of
                                                 Commonwealth Fund Accounting,
                                                 Inc., which provides bookkeeping
                                                 services to the Company; and
                                                 Chairman, Trustee and Treasurer of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002; and Chairman, Director
                                                 and Treasurer of Vontobel Funds,
                                                 Inc., a registered investment company,
                                                 since March, 1997. Mr. Pasco is also a
                                                 certified public accountant.
--------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                Other
                        with Company     Funds in  During the Past 5 Years                Directorships by
                        and Tenure       Company                                          Directors and
                                         Overseen                                         Number of Funds
                                                                                          in the Complex
                                                                                          Overseen
-------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      9     Retired. Mr. Boyd was Manager of       The World
10808 Hob Nail Court     May, 1997                 the Customer Services Operations and   Insurance Trust - 1
Potomac, MD 20854                                  Accounting Division of the Potomac     Fund; Satuit
(65)                                               Electric Power Company from            Capital
                                                   August,1978 until April, 2005; a       Management
                                                   Trustee of The World Insurance         Trust - 1 Fund;
                                                   Trust, a registered investment         Janus Advisors
                                                   company, since May, 2002; a Trustee    Series Trust - 2
                                                   of Satuit Capital Management Trust, a  Funds (October
                                                   registered investment company, since   2002 to May 2005)
                                                   October, 2002; a Trustee of Janus
                                                   Advisors Series Trust, a registered
                                                   investment company, since
                                                   September, 2003; and Director of
                                                   Vontobel Funds, Inc., a registered
                                                   investment company, since March,
                                                   1997. Mr. Boyd is also a certified
                                                   public accountant.
-------------------------------------------------------------------------------------------------------------
William E. Poist         Director since      9     Mr. Poist is a financial and tax       The World
5272 River Road          May, 1997                 consultant through his firm            Insurance Trust - 1
Bethesda, MD 20816                                 Management Funds Consulting for        Fund; Satuit
(66)                                               Professionals since 1968; a Trustee of Capital
                                                   Satuit Capital Management Trust, a     Management
                                                   registered investment company, since   Trust - 1 Fund
                                                   November, 2003; and a Trustee of The
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and Director of Vontobel Funds,
                                                   Inc., a registered investment company,
                                                   since March, 1997. Mr. Poist is also a
                                                   certified public accountant.
-------------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      9     Mr. Dickinson is President of Alfred   The World
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since      Insurance
Richmond, VA 23229                                 April, 1971; a Trustee of Satuit       Trust - 1 Fund;
(58)                                               Capital Management Trust, a            Satuit Capital
                                                   registered investment company, since   Management
                                                   November, 2003; Trustee of The         Trust - 1 Fund
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and Director of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997.
-------------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                 Other
                        with Company     Funds in  During the Past 5 Years                 Directorships by
                        and Tenure       Company                                           Directors and
                                         Overseen                                          Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since     N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue      May, 1997                  FDCC since 1986; Secretary of The
Suite 222                                          World Insurance Trust, a registered
Richmond, VA 23229                                 investment company, since May,
(62)                                               2002; and Secretary of Vontobel
                                                   Funds, Inc., a registered investment
                                                   company, since March, 1997; and
                                                   partner in the law firm Parker and
                                                   McMakin.
-----------------------------------------------------------------------------------------------------------
*Leland H. Faust        President of the    N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street   CSI Equity Fund            Management, Inc., a registered
Suite 2525              series since               investment adviser, since 1978. Mr.
San Francisco, CA 94104 October, 1997              Faust is also a partner in the law firm
(59)                                               Taylor & Faust since September,
                                                   1975.
-----------------------------------------------------------------------------------------------------------
*Stephen Goddard        Vice President      N/A    Mr. Goddard has been the President            N/A
One James Center        of the Company             and principal shareholder of The
Suite 1501              and President of           London Company, a registered
Richmond, VA 23219      the New Market             investment adviser, since its inception
(44)                    Fund series                and has been the portfolio manager of
                        since March,               the New Market Fund series since its
                        2003                       inception on October 1, 1998. Mr.
                                                   Goddard is also a director and
                                                   shareholder of Virginia Management
                                                   Investment Corporation, a registered
                                                   investment adviser. Mr. Goddard has
                                                   sixteen years experience in senior
                                                   portfolio management, security
                                                   analysis and finance.
-----------------------------------------------------------------------------------------------------------
*John T. Connor, Jr.    Vice President      N/A    Mr. Connor is President of Third              N/A
1185 Avenue of the      of the Company             Millennium Investment Advisors,
Americas,               and President of           LLC, a registered investment adviser,
32nd Floor              the Third                  since April, 1998; and Chairman of
New York, NY 10036      Millennium                 ROSGAL Insurance since 1993.
(64)                    Russia Fund
                        series since
                        October, 1998
-----------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                 Other
                      with Company     Funds in  During the Past 5 Years                 Directorships by
                      and Tenure       Company                                           Directors and
                                       Overseen                                          Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
*Robert J. Sullivan   Vice President      N/A    Chairman, President and Treasurer of          N/A
2608 Goldbug Avenue   of the Company             Satuit Capital Management Trust, an
Sullivan's Island, SC and President of           open-end investment management
29482                 the                        company, since December, 2000;
(44)                  GenomicsFund               Managing Director and Investment
                      series since               Officer of Satuit Capital
                      January, 2003              Management, LLC, a registered
                                                 investment adviser, from June, 2000
                                                 to Present; Portfolio Manager and
                                                 Senior Equity Analyst at Cadence
                                                 Capital Management from 1997 to
                                                 2000, an institutional asset
                                                 management firm.
---------------------------------------------------------------------------------------------------------
*Russell Platt        Vice President      N/A    Mr. Platt is Chief Executive Officer          N/A
518 17th Street       of the Company             of Forum Partners, an investment
Suite 1700            and President of           management firm. Previously he was
Denver, CO 80202      the Dividend               a Managing Director of Security
                      Capital Realty             Capital Research and Management,
                      Income Fund                Inc.'s investment management
                      series since               subsidiary Prior to joining Security
                      December, 2003             Capital, Mr. Platt served as President-
                                                 International of JER Partners, a real
                                                 estate investment company, and prior
                                                 to that, served from 1982 to 1999 at
                                                 Morgan Stanley.
---------------------------------------------------------------------------------------------------------
*Gunter Faschang      Vice President      N/A    Mr. Faschang began his career in              N/A
450 Park Avenue       of the Company             September 1995 as a registered trader
New York, NY 10022    and President of           on the floor of the Frankfurt Stock
(33)                  the Eastern                Exchange with Sputz AG and Exco-
                      European Equity            Bierbaum. In March 1997 he joined
                      Fund series                Investmentbank Austria, Vienna, as a
                      since November,            Central European equity strategist. In
                      2004                       January 1998 Mr. Faschang moved to
                                                 Erste Bank, Vienna, as a Central
                                                 European equity strategist and sector
                                                 analyst for Russian oil stocks, with
                                                 responsibility for organizing the Erste
                                                 group's Central European research
                                                 effort. In March 2000 he was appointed
                                                 manager of Erste-Sparinvest's Danubia
---------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships by
                      and Tenure       Company                                         Directors and
                                       Overseen                                        Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------------------------------------------
                                                 Fund. In July 2001 Mr. Faschang
                                                 joined Vontobel Asset Management
                                                 AG as head of Eastern European
                                                 equity management and research, and
                                                 was at the same time appointed a
                                                 Vice President of Vontobel Asset
                                                 Management, a registered investment
                                                 adviser.
-------------------------------------------------------------------------------------------------------
Peter L. Smith           Chief            N/A    Mr. Smith is Director of Compliance         N/A
4834 Langdrum Lane       Compliance              for AmeriMutual Funds Distributor,
Chevy Chase, MD 20815    Officer                 and Newfield Advisors, LLC, a
(72)                                             registered broker dealer and a
                                                 registered investment adviser,
                                                 respectively, from 2003 to present;
                                                 Senior Compliance Officer of Mutual
                                                 Fund Services, FBR National Bank
                                                 and Trust, from 2002 to 2003; and
                                                 Senior Vice President of Operations,
                                                 Administration and Compliance for
                                                 the Monument Funds, a registered
                                                 investment company and Principal of
                                                 Monument Distributors, Inc., a
                                                 registered broker-dealer from 1998 to
                                                 2001.
-------------------------------------------------------------------------------------------------------

Third Millennium Russia Fund
Supplemental Information (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors held on December 8, 2004, the Board of directors of the company, including the directors of the Company who are not "interested persons" of the company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the fund, and Third Millennium Investment Advisors LLC (the "Advisor").

      With respect to the re-approval of the Advisory Agreement, the Board considered the following factors: (i) the terms and conditions of the Advisory Agreement' (ii) the proposed fees; (iii) the nature, quality and extent of the services to be provided under the Advisory Agreement; (iv) information concerning the Advisor, including information on the qualifications and experience of the investment manager; (v) information on the profitability of the Advisor; (vi) the code of ethics, proxy voting policies and written compliance procedures of the Advisor; (vii) comparative industry data on the performance, fee levels and expense ratios of the Fund and its competitors.

      After consideration of all of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees that were fair and reasonable to the Fund. The directors, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.

LONG TERM CAPITAL GAINS DIVIDENDS

      The Fund designated Long-Term Capital Gain dividends of $5,368,306 pursuant to Section 852(b)(3) of the Internal Revenue Code for the fiscal year ended August 31, 2005.

     Investment Adviser:

       Third Millennium Investment Advisors LLC
          1185 Avenue of the Americas
          32nd Floor
          New York, New York 10036

     Distributor:

       First Dominion Capital Corp.
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Independent Auditors:

       Tait, Weller and Baker LLP
          1818 Market Street, Suite 2400
          Philadelphia, Pennsylvania 19103

     Transfer Agent:

     For account information, wire purchase or redemptions, call or write to Third Millennium
     Russia Fund's Transfer Agent:

         Fund Services, Inc.
          Post Office Box 26305
          Richmond, Virginia 23260
          (800) 628-4077 Toll Free

     More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World
     Funds, Inc., investment plans, and other shareholder services, call Commonwealth
     Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

                                    [GRAPHIC]



                         Annual Report to Shareholders

                               THIRD MILLENNIUM
                                  RUSSIA FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2005

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $58,500 for 2005 and $47,500 for 2004.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,500 for 2005 and $12,500 for 2004.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2004 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Sand Hill Portfolio Manager Fund; the CSI Equity Fund; the GenomicsFund; the New Market Fund; and the Third Millennium Russia Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $0 for 2003.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        November 7, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         November 7, 2005


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                               Chief Financial Officer
                                (principal financial officer)

Date:         November 7, 2005


* Print the name and title of each signing officer under his or her signature.